            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21,
1998

                                                     REGISTRATION NOS. 333-22931
                                                                        811-8282

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                             ________________________

                                   FORM N-1A


                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 2

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO.  12
                        (CHECK APPROPRIATE BOX OR BOXES)

                         _______________________________

                         LOOMIS SAYLES INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    ONE FINANCIAL CENTER, BOSTON, MA  02111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 482-2450

     NAME AND ADDRESS
     OF AGENT FOR SERVICE                COPY TO
     --------------------                -------


     SHEILA M. BARRY, ESQ.               JOHN M. LODER, ESQ.
     LOOMIS, SAYLES & COMPANY, L.P.      ROPES & GRAY
     ONE FINANCIAL CENTER                ONE INTERNATIONAL PLACE
     BOSTON, MA  02111                   BOSTON, MA  02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
     ON APRIL 22, 1998 PURSUANT TO PARAGRAPH (B)

     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
     ON _____________ PURSUANT TO PARAGRAPH (A)(1)
     75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
     ON _____________ PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                         LOOMIS SAYLES INVESTMENT TRUST
                 CROSS REFERENCE SHEET PURSUANT TO RULE 481(A)
                          ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.                REGISTRATION STATEMENT CAPTION    CAPTION IN PROSPECTUSES

1.                      Cover Page                        Cover Page

2.                      Synopsis                          Summary of Expenses

3.                      Condensed Financial               Financial Highlights
                        Information

4.                      General Description of            Cover Page; The
                        Registrant                        Trust; Investment
                                                          Objective and
                                                          Policies; and More
                                                          Information About the
                                                          Fund's Investments

5.                      Management of the Fund            Cover Page; The
                                                          Trust; The Fund's
                                                          Investment Adviser;
                                                          Fund Expenses; and
                                                          Portfolio Transactions

5A.                     Management's Discussion of        Not applicable
                        Fund Performance

6.                      Capital Stock and Other           Cover Page; The
                        Securities                        Trust; How to Redeem
                                                          Shares; and
                                                          Dividends, Capital
                                                          Gain Distributions and
                                                          Taxes; and Other
                                                          Information

7.                      Purchase of Securities Being      How to Purchase
                        Offered                           Shares

8.                      Redemption or Repurchase          How to Redeem
                                                          Shares

9.                      Pending Legal                     Not applicable
                        Proceedings

PART B

ITEM NO.                REGISTRATION STATEMENT CAPTION    CAPTION IN STATEMENTS OF
                                                          ADDITIONAL INFORMATION
10.                     Cover Page                        Cover Page

11.                     Table of Contents                 Table of Contents

12.                     General Information and           Not applicable
                        History

13.                     Investment Objectives             Investment Objective, Policies
                        and Policies                      and Restrictions

14.                     Management of the Fund            Management of the Trust

15.                     Control Persons and               Management of the Trust
                        Principal Holders of
                        Securities

16.                     Investment Advisory and           Investment Advisory and
                        Other Services                    Other Services

17.                     Brokerage Allocation and          Portfolio Transactions and
                        Other Practices                   Brokerage

18.                     Capital Stock and Other           How to Redeem Shares
                        Securities                        (Prospectus); Redemptions;
                                                          Dividends, Capital Gain
                                                          Distributions and Taxes
                                                          (Prospectus); Income
                                                          Dividends, Capital Gain
                                                          Distributions and Tax Status;
                                                          and Description of the Trust

19.                     Purchase, Redemption              How to Purchase Shares
                        and Pricing of Securities         (Prospectus); How to Redeem
                        Being Offered                     Shares (Prospectus);
                                                          Redemptions; and Net Asset
                                                          Value


20.                     Tax Status                        Dividends, Capital Gain
                                                          Distributions and Taxes
                                                          (Prospectus); Income
                                                          Dividends, Capital Gain
                                                          Distributions and Tax Status

21.                     Underwriters                      Not applicable

22.                     Calculations of                   Calculation of Yield and Total
                        Performance Data                  Return; Performance
                                                          Comparisons; and
                                                          Performance Data

23.                     Financial Statements              Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                        LOOMIS SAYLES INVESTMENT TRUST

                 LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS

                                APRIL 22, 1998

     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles California Tax-Free Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                     Loomis Sayles Core Fixed Income Fund
                        Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
                  Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
               Loomis Sayles Investment Grade Fixed Income Fund

     Except for the Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
SUMMARY OF EXPENSES............................................ -3-

FINANCIAL HIGHLIGHTS........................................... -4-

PRIOR PERFORMANCE.............................................. -5-

THE TRUST...................................................... -6-

INVESTMENT OBJECTIVE AND POLICIES.............................. -6-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS.................. -7-

THE FUND'S INVESTMENT ADVISER.................................. -9-

FUND EXPENSES..................................................-10-

PORTFOLIO TRANSACTIONS.........................................-10-

HOW TO PURCHASE SHARES.........................................-10-

HOW TO REDEEM SHARES...........................................-11-

OTHER INFORMATION..............................................-11-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES................-12-

APPENDIX.......................................................AA-1

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.

          Shareholder Transaction Expenses:
            Maximum Sales Load Imposed on
            Purchases (as a percentage of offering price)        none
            Maximum Sales Load Imposed on
            Reinvested Dividends (as a percentage of
            offering price)                                      none
            Deferred Sales Load (as a percentage of original
            purchase price or redemption
            proceeds as applicable)                              none
            Redemption Fees (as a percentage of amount
            redeemed)                                            none
            Exchange Fees                                        none


          Annual Fund Operating Expenses
           (as a percentage of average net assets):
            Management Fees (after expense
            limitation)                                          .50%
            12b-1 Fees                                           none
            Other Operating Expenses (after expense
              limitation)/1/                                     .15%
            Total Fund Operating Expenses (after
              expense limitation)/1/                             .65%

          Example
           You would pay the following
            expenses on a $1,000 investment
            assuming a 5% annual return
            (with or without a redemption at
            the end of each time period):

            One Year                                             $7
            Three Years                                          $21
            Five Years                                           $36
            Ten Years                                            $81

                              FINANCIAL HIGHLIGHTS


     The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                               March 7+ through
                                                               December 31, 1997
                                                               -----------------
Net asset value, beginning of period.........................      $ 10.17

Income from investment operations -
 Net investment income.......................................         0.31
 Net realized and unrealized gain (loss) on investments......         0.36
                                                                  --------
   Total from investment operations..........................         0.67

Less distributions -
 Dividends from net investment income........................        (0.40)
 Distributions from net realized capital gains...............        (0.03)
                                                                  --------
   Total distributions.......................................        (0.43)
                                                                  --------
Net asset value, end of period...............................      $ 10.41
                                                                  ========

Total return (%).............................................          6.7**
Net assets, end of period (000)..............................      $16,822
Ratio of operating expenses to average net assets (%)........         0.65*
Ratio of net investment income to average net assets (%).....         4.58*
Portfolio turnover rate (%)..................................         15.9**
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)........................................         1.46*
 The net investment income per share would have been.........      $  0.26


  +Date of effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended.
 *Annualized.
**Not annualized.


    Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                                PRIOR PERFORMANCE

     (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


          The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.



                                                           January 1, 1997    Year Ended    June 1* through
                                                          through March 6,   December 31,     December 31,
                                                                1997             1996             1995
                                                          ----------------   ------------   ---------------
Net asset value, beginning of period....................           $ 10.19        $ 10.23          $  10.00

Income from investment operations -
Net investment income...................................              0.16           0.46              0.26
Net realized and unrealized gain (loss) on investments..             (0.11)         (0.04)             0.23
                                                                   -------        -------          --------
  Total from investment operations......................              0.05           0.42              0.49
                                                                   -------        -------          --------

Less distributions -
Dividends from net investment income....................             (0.07)         (0.45)            (0.26)
Distributions from net realized capital gains...........              0.00          (0.01)             0.00
                                                                   -------        -------          --------
      Total distributions...............................             (0.07)         (0.46)            (0.26)
                                                                   -------        -------          --------

Net asset value, end of period..........................           $ 10.17        $ 10.19          $  10.23
                                                                   =======        =======          ========

Total return (%)........................................            0.5***            4.1            4.9***
Net assets, end of period (000).........................           $14,821        $13,460          $  7,880
Ratio of operating expenses to average net assets (%)...            0.65**           0.65            0.65**
Ratio of net investment income to
   average net assets (%)...............................            4.83**           4.58            5.30**
Portfolio turnover rate (%).............................            7.8***           17.5           18.4***
Without giving effect to the  voluntary expense
     limitation:
 The ratio of operating expenses to
       average net assets would have been (%)...........            1.15**           1.26            1.62**
 The net investment income per share would have
    been................................................           $  0.14        $  0.40          $   0.22


  * Commencement of operations.
 **Annualized.
***Not annualized.

                                   THE TRUST

  The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is to achieve as high a level of current income exempt from both federal income tax and California personal income tax as is consistent with preservation of capital.

  The Fund seeks to attain its objective by normally investing substantially all of its assets in securities the income from which is, in the opinion of the issuer's counsel at the time of issuance, exempt from both federal income tax and California personal income tax ("California tax exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its net assets will be invested in California tax exempt securities. Normally at least 80% of its assets will be invested in issues rated A or better by Standard & Poors ("S&P") or Moody's Investors Service, Inc. ("Moody's"). All issues will be rated at least BBB by S&P or Baa by Moody's (or, if unrated, be of equivalent credit quality as determined by Loomis Sayles) at the time of purchase. Bonds of BBB or Baa quality have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of such bonds to make principal and interest payments than is the case with issuers of higher grade bonds. In the event that the credit rating of a security held by the Fund falls below investment grade (or, in the case of unrated securities, Loomis Sayles determines that the quality of such security has deteriorated below investment grade), the Fund will not be obligated to dispose of such security and may continue to hold such security, if, in the opinion of Loomis Sayles, such investment is appropriate in the circumstances.

  The Fund may invest up to 20% of its net assets in high quality corporate obligations, U.S. Government obligations and repurchase agreements. Income from these investments may be subject to federal income tax and/or California personal income tax.

  The Fund will not "concentrate" its investments. That is, it will not invest more than 25% of its total assets in any one industry. Although tax-exempt securities secured by the assets or revenues of governmental entities are not considered part of any "industry," for this purpose tax-exempt securities backed only by the assets and revenues of nongovernmental entities are deemed to represent investments in the industries of such nongovernmental issuers.

  Notwithstanding the 25% industry limitation, it is possible that the Fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Loomis Sayles determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Economic, business, political and other developments may have a general adverse effect on all tax-exempt securities in a particular market segment. (Examples would include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.)

  Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans; (2) a restriction prohibiting the Fund from purchasing a security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such securities. For additional investment restrictions, see the Statement of Additional Information.

  Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

  The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

  The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.


CALIFORNIA FISCAL CONDITION
---------------------------


  Because the Fund will invest primarily in California tax exempt securities, its performance may be especially affected by factors pertaining to the California economy and other factors specifically affecting the ability of issuers of California tax exempt securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. An expanded discussion of risks associated with California tax exempt securities is contained in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

  The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

  Fixed income securities are subject to credit and market risk. Credit risk relates to the ability of the issuer to make payments of principal and interest. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

U.S. GOVERNMENT SECURITIES
--------------------------

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities, representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. In addition, slower than anticipated prepayments on the underlying mortgages can extend the effective maturities of mortgage-backed securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities.

  In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

  The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

  Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to collateralized mortgage obligations although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

  The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-backed securities may have a lower prepayment risk than residential mortgage-backed securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.

ZERO COUPON SECURITIES
----------------------

  The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

WHEN-ISSUED SECURITIES
----------------------

  The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

REPURCHASE AGREEMENTS
---------------------

  The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.


YEAR 2000
---------


  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.
Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                             -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
---------


                         THE FUND'S INVESTMENT ADVISER


  The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.

  The portfolio managers for the Fund since its inception have been Kent P. Newmark and Robert K. Payne. Mr. Newmark is a Vice President of Loomis Sayles and a Managing Partner of its San Francisco office. Mr. Payne is a Vice President of Loomis Sayles. Mr. Newmark has been with Loomis Sayles since 1976 and Mr. Payne has been with Loomis Sayles since 1982.

                                 FUND EXPENSES


  The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of 0.50% of the Fund's average daily net assets.

  In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's total operating expenses to .65% of average annual net assets.

                             PORTFOLIO TRANSACTIONS


  Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.

                             HOW TO PURCHASE SHARES

  You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

  Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange of any securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

  Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

  Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

  The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

  The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

  You can redeem your shares by sending a written request to the Trust.

  The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

  The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

  Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

  Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


  The Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.

  The Fund's investment performance may from time to time be included in advertisements about the Fund.

  The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

  Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

  All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Fund pays its net investment income to shareholders as dividends monthly. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Fund distributes annually in December all of its net capital gains realized from the sale of portfolio securities. The Trustees may change the frequency with which the Fund declares or pays dividends.

  Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash.

  The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income or excise tax.


  Fund dividends designated as "exempt-interest dividends" are not generally subject to federal income tax or California personal income tax (to the extent derived from California tax exempt securities). However, an investment in the Fund may result in liability for federal alternative minimum tax for corporate and individual shareholders, and in California franchise or corporation income tax for corporate shareholders subject to such tax. Of the dividends paid by the Fund from net investment income for the fiscal year ended December 31, 1997, 92% of such dividends constituted exempt-interest dividends for regular federal income tax purposes.

  It is anticipated that the Fund will be operated so that its dividends will be exempt-interest dividends. However, as described under "Investment Objective and Policies," certain investments of the Fund may produce taxable income. Distributions of such income will be taxable to you as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months or from net gains on securities held for more than 18 months will be taxable to you as such, regardless of how long you have owned shares of the Fund. These distributions will be taxable as described whether distributed in cash or additional shares.

  The Fund may at times purchase California tax exempt securities at a discount from the price at which they were originally issued. For federal income tax purposes and California personal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

  If you incur or continue indebtedness to purchase or carry shares of the Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to you that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  Under the Code, if you sell a share of the Fund after holding it for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of any exempt-interest dividends that you have received with respect to the share that is sold and will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such share.

  If you receive social security or railroad retirement benefits, you may be taxed at the federal level on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund). California personal income tax does not apply to social security or railroad retirement benefits.


  The Fund is required to withhold 31% of any redemption proceeds and all taxable income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have under reported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.


  In January of each year, the Trust will send you a statement showing the tax status of dividends and distributions paid to you during the preceding year.


  The foregoing summarizes certain tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


TRANSFER AND DIVIDEND                           INVESTMENT ADVISER
PAYING AGENT AND                                Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                             One Financial Center

State Street Bank and Trust Company          Boston, Massachusetts  02111
Boston, Massachusetts  02102

                                                                      APPENDIX A


                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.


STANDARD & POOR'S
-----------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A


Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

The rating C is reserved for income bonds on which no interest is being paid.

                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                                       R


This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      AAA


Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       AA

Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       BA

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       CA

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

        1.    An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

        3.    There is lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.

                        LOOMIS SAYLES INVESTMENT TRUST

                     LOOMIS SAYLES CORE FIXED INCOME FUND

                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS

                                APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles Core Fixed Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                        Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
                  Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
               Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUMMARY OF EXPENSES.............................................. -3-

FINANCIAL HIGHLIGHTS............................................. -4-

PRIOR PERFORMANCE................................................ -5-

THE TRUST........................................................ -6-

INVESTMENT OBJECTIVE AND POLICIES................................ -6-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS.................... -7-

THE FUND'S INVESTMENT ADVISER....................................-10-

FUND EXPENSES....................................................-10-

PORTFOLIO TRANSACTIONS...........................................-11-

HOW TO PURCHASE SHARES...........................................-11-

HOW TO REDEEM SHARES.............................................-11-

OTHER INFORMATION................................................-12-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES..................-12-

APPENDIX A                                                       A-1

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on annualized expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.


      Shareholder Transaction Expenses:
       Maximum Sales Load Imposed on
        Purchases (as a percentage of offering price)       none
       Maximum Sales Load Imposed on
        Reinvested Dividends (as a percentage of
        offering price)                                     none
       Deferred Sales Load (as a
        percentage of original
        purchase price or redemption
        proceeds as applicable)                             none
       Redemption Fees (as a percentage
        of amount redeemed)                                 none
       Exchange Fees                                        none

      Annual Fund Operating Expenses
       (as a percentage of average net assets)
        Management Fees:                                    .50%
        12b-1 Fees                                          none
        Other Operating Expenses (after expense
        limitation)/1/:                                     .15%
        Total Fund Operating Expenses (after
          expense limitation)/1/:                           .65%

      Example
       You would pay the following
       expenses on a $1,000 investment
       assuming a 5% annual return
       (with or without a redemption at
       the end of each time period):

       One Year                                             $ 7
       Three Years                                          $21
       Five Years                                           $36
       Ten Years                                            $81


______________________________


/1/ Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total Fund operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation. Other Operating Expenses and Total Fund Operating Expenses for the fiscal year ended December 31, 1997 would have been 1.30% and 1.80%, respectively.

                             FINANCIAL HIGHLIGHTS


     The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                                March 7+ through
                                                               December 31, 1997
                                                               ------------------
Net asset value, beginning of period.........................            $ 10.15

Income from investment operations -
 Net investment income.......................................               0.27
 Net realized and unrealized gain (loss) on investments......               0.66
                                                                         -------
   Total from investment operations..........................               0.93

Less distributions -
 Dividends from net investment income........................              (0.39)
 Distributions from net realized capital gains...............              (0.03)
                                                                         -------
   Total distributions.......................................              (0.42)
                                                                         -------
Net asset value, end of period...............................            $ 10.66
                                                                         =======

Total return (%).............................................              9.1**
Net assets, end of period (000)..............................            $16,110
Ratio of operating expenses to average net assets (%)........               0.65*
Ratio of net investment income to average net assets (%).....               6.30*
Portfolio turnover rate (%)..................................             34.1**
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)........................................               1.76*
 The net investment income per share would have been.........            $  0.22


+Date of effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended.
*Annualized.
**Not annualized.


     Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                               PRIOR PERFORMANCE

    (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


     The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.


                                                                  January 1, 1997      April 24* through
                                                               through March 6, 1997   December 31, 1996
                                                               ----------------------  ------------------
Net asset value, beginning of period.........................               $  10.14            $  10.00
Income from investment operations -
   Net investment income.....................................                   0.12                0.40
   Net realized and unrealized gain (loss) on investments....                  (0.11)               0.13
                                                                            --------            --------
    Total from investment operations.........................                   0.01                0.53

Less dividends from net investment income....................                   0.00               (0.39)
                                                                            --------            --------

Net asset value, end of period...............................               $  10.15            $  10.14
                                                                            ========            ========

Total return (%).............................................                 0.1***              5.3***
Net assets, end of period (000)..............................               $  6,280            $  6,271
Ratio of operating expenses to average net assets (%)........                 0.65**              0.65**
Ratio of net investment income to average net assets (%).....                 6.62**              6.21**
Portfolio turnover rate (%)..................................                33.4***             33.8***
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)........................................                 2.12**              1.46**
 The net investment income per share would have been.........               $   0.09            $   0.35


 * Commencement of operations.
 **Annualized.
 ***Not annualized.

                                   THE TRUST

     The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is high total return through a combination of current income and capital appreciation.


     The Fund seeks to attain its objective by investing primarily in fixed income securities issued or guaranteed by the U.S. Government or its agencies, certain types of mortgage-related and asset-backed securities (including interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities), and investment grade corporate and sovereign debt obligations. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities. All securities will be denominated in U.S. dollars.


     U.S. Government Securities include obligations issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities and certificates representing undivided interests in the interest or principal of U.S. Treasury Securities. U.S. Government Securities will be held for the purpose of maintaining high average portfolio quality, providing sufficient liquidity and controlling interest rate exposure.


     The Fund normally will maintain a significant portion of its assets in investment grade corporate bonds and mortgage-related securities in order to provide a high level of current income. In order to attain capital appreciation, the Fund seeks to identify and select those corporate and sovereign debt obligations undergoing credit improvement which is likely to result in a credit rating upgrade. The Fund may invest in corporate and sovereign debt securities that are rated at least investment grade by both Standard & Poor's (BBB-) and Moody's Investor Service, Inc. (Baa3), or if unrated, determined to be of comparable quality by Loomis Sayles. In the event, however, that the credit rating of a security held by the Fund falls below investment grade (or, in the case of unrated securities, Loomis Sayles determines that the quality of such security has deteriorated below investment grade), the Fund will not be obligated to dispose of such security and may continue to hold such security, if in the opinion of Loomis Sayles, such investment is considered appropriate in the circumstances. Collateralized mortgage obligations ("CMOs") will be limited to those with CMO market risk ratings of V-1 to V-4 from Fitch Investors Service, L.P. ("Fitch"), or CMOs unrated by Fitch that are determined by Loomis Sayles to be of comparable volatility.

     Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans; (2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such security. For additional investment restrictions, see the Statement of Additional Information.

     Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

     The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

     The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

     The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of foreign and domestic private issuers. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus other than for purposes of determining compliance with the Fund's investment policy of investing, under normal market conditions, at least 65% of its total assets in fixed income securities. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

     Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

U.S. GOVERNMENT SECURITIES
--------------------------

     U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

     Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

     Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. See "Collateralized Mortgage Obligations" below for additional information regarding the risks associated with mortgage-backed securities.

     In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

ZERO COUPON SECURITIES
----------------------

     The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS
-----------------------------------


     The Fund may invest in collateralized mortgage obligations ("CMOs"). A CMO is a limited recourse security backed by a portfolio of mortgages or, more typically, by mortgage-backed securities held under an indenture. CMOs may be issued by instrumentalities of the U.S. Government or by non-governmental entities. The issuer's obligation to make interest and principal payments is derived from and secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. A faster than anticipated rate of prepayments will generally result in losses on CMOs representing interests in the interest payments on the underlying portfolio of mortgage-backed securities. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the interest rate paid by the retired CMO. Because of the early retirement feature, CMOs may be more volatile than many other fixed income investments. In addition, slower than anticipated prepayments on the underlying mortgages can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities. The Fund will invest only in CMOs with Fitch ratings of V-4 or better, or in CMOs unrated by Fitch that are determined by Loomis Sayles to be of comparable volatility. Even CMOs with ratings reflecting the lowest market risk are likely to experience losses in the event of adverse changes in market conditions.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

     The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

     Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

     The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.


STRIPPED MORTGAGE-BACKED SECURITIES
-----------------------------------


     The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.


     In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually held in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

FOREIGN SECURITIES
------------------

     The Fund may invest in dollar-denominated securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund will not purchase a foreign security (for purposes of this limitation securities of Canadian issuers publicly traded in the United States will not be treated as foreign securities) if, as a result, the Fund's total holdings of foreign securities would exceed 20% of the Fund's total assets. The Fund's portfolio securities will principally trade on U.S. exchanges or will be purchased and sold in U.S. markets.

     Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations. In addition, the operations and results of foreign issuers and domestic issuers with operations abroad may be affected by currency exchange rate fluctuations or exchange control regulations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


YEAR 2000
---------


     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                            -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
--------

                         THE FUND'S INVESTMENT ADVISER


     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Trustees supervise Loomis Sayles's conduct of the affairs of the Fund.

     The portfolio manager for the Fund since its inception has been William F. Camp. Mr. Camp is a Vice President of Loomis Sayles and joined the firm in 1995. Previously, Mr. Camp worked as a portfolio manager in the pension department of Kmart Corporation.

                                 FUND EXPENSES


     The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of .50% of the Fund's average daily net assets.

     In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

     Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's annualized total operating expenses to .65% of average annual net assets.

                            PORTFOLIO TRANSACTIONS


     Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.

                            HOW TO PURCHASE SHARES

     You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles.

     The minimum initial investment in the Fund is $1 million. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

     Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

     Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

     Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

     The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

     The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. The Fund intends to calculate net asset value daily and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

     You can redeem your shares by sending a written request to the Trust.

     The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

     The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

     Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

     Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


     The Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.


     As of March 31, 1998, Asbestos Workers Local #84 Pension Plan may be deemed to control the Fund because it possessed beneficial ownership, directly or indirectly, of more than 25% of the Fund's shares.

     The Fund's investment performance may from time to time be included in advertisements about the Fund.

     The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

     Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends annually. The Fund also distributes all of its net realized capital gains after applying any capital loss carryovers. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

     Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


     Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution you received with respect to the shares.

     The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

     In January of each year, the Trust will send you a statement showing the federal tax status of dividends and distributions paid to you during the preceding year.


     The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


TRANSFER AND DIVIDEND                   INVESTMENT ADVISER
PAYING AGENT AND                        Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                     One Financial Center
State Street Bank and Trust Company     Boston, Massachusetts  02111
Boston, Massachusetts  02102

                                                                      APPENDIX A


                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.


STANDARD & POOR'S
-----------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A


Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

The rating C is reserved for income bonds on which no interest is being paid.

                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                                       R

This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      AAA


Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

          1.        An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.

                        LOOMIS SAYLES INVESTMENT TRUST

                        LOOMIS SAYLES CORE GROWTH FUND

                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS

                                APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles Core Growth Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                     Loomis Sayles Core Fixed Income Fund
                        Loomis Sayles Fixed Income Fund
                  Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
               Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY OF EXPENSES............................................ -3-

FINANCIAL HIGHLIGHTS........................................... -4-

PRIOR PERFORMANCE.............................................. -5-

THE TRUST...................................................... -6-

INVESTMENT OBJECTIVE AND POLICIES.............................. -6-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS.................. -6-

THE FUND'S INVESTMENT ADVISER.................................. -7-

FUND EXPENSES.................................................. -8-

PORTFOLIO TRANSACTIONS......................................... -8-

HOW TO PURCHASE SHARES......................................... -8-

HOW TO REDEEM SHARES........................................... -9-

OTHER INFORMATION.............................................. -9-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES................ -10-

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.


          Shareholder Transaction Expenses:
            Maximum Sales Load Imposed on
            Purchases (as a percentage of offering price)      none
            Maximum Sales Load Imposed on
            Reinvested Dividends (as a percentage of
            offering price)                                    none
            Deferred Sales Load (as a percentage of original
            purchase price or redemption
            proceeds as applicable)                            none
            Redemption Fees (as a percentage of amount
            redeemed)                                          none
            Exchange Fees                                      none

          Annual Fund Operating Expenses
           (as a percentage of average net assets):
            Management Fees (after expense
            limitation)                                        .50%
            12b-1 Fees                                         none
            Other Operating Expenses/1/                        .15%
            Total Fund Operating Expenses (after
            expense limitation)/1/                             .65%

          Example
           You would pay the following
            expenses on a $1,000 investment
            assuming a 5% annual return
            (with or without a redemption at
            the end of each time period):

            One Year                                            $ 7
            Three Years                                         $21
            Five Years                                          $36
            Ten Years                                           $81

                              FINANCIAL HIGHLIGHTS


     The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                                March 7+ through
                                                               December 31, 1997
                                                               ------------------

Net asset value, beginning of period.........................         $    12.27

Income from investment operations -
 Net investment income.......................................               0.07
 Net realized and unrealized gain (loss) on investments......               0.92
                                                                      ----------
  Total from investment operations...........................               0.99

Less distributions -
 Dividends from net investment income........................              (0.10)
 Distributions from net realized capital gains...............              (0.90)
                                                                      ----------
  Total distributions........................................              (1.00)
                                                                      ----------
Net asset value, end of period...............................         $    12.26
                                                                      ==========

Total return (%).............................................                8.2**
Net assets, end of period (000)..............................         $   38,544
Ratio of operating expenses to average net assets (%)........               0.65*
Ratio of net investment income to average net assets (%).....               0.81*
Portfolio turnover rate (%)..................................               91.1**
Average commission rate......................................            $0.0596***
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)........................................               0.90*
 The net investment income per share would have been.........         $     0.05


+Date of effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended.

*Annualized.


**Not annualized.


***For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

     Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                               PRIOR PERFORMANCE

     (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


     The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.


                                                                                                            October 1*
                                                                 January 1, 1997      Year Ended
                                                                 through March 6,     December 31,        December 31,
                                                                    1997                  1996                1995
                                                                 -----------          ------------       -------------
Net asset value, beginning of period........................      $  11.48             $   10.02           $   10.00

Income from investment operations -
Net investment income.......................................          0.03                  0.10                0.02
Net realized and unrealized gain (loss) on investments......          0.76                  1.47                0.02
                                                                  --------             ---------           ---------
  Total from investment operations..........................          0.79                  1.57                0.04
                                                                  --------             ---------           ---------

Less distributions -
Dividends from net investment income........................          0.00                 (0.11)              (0.02)

Net asset value, end of period..............................      $  12.27             $   11.48           $   10.02
                                                                  ========             =========           =========

Total return (%)............................................           6.9***               15.6                 0.4***
Net assets, end of period (000).............................      $ 25,885             $  21,906           $   7,609
Ratio of operating expenses to average net assets (%).......          0.65**                0.65                0.65**
Ratio of net investment income to
   average net assets (%)...................................          1.21**                1.10                1.36**
Portfolio turnover rate (%).................................          16.8***               96.5                22.4***
Average commission rate.....................................        0.0557 +             $0.0278 +             -----
Without giving effect to the  voluntary expense
    limitation:
       The ratio of operating expenses to
         average net assets would have been (%).............          0.83**                0.89                1.43**
       The net investment income per share would have been..      $   0.02             $    0.08           $    0.01


  * Commencement of operations.
 **Annualized.


***Not annualized.


+For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                                   THE TRUST


     The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is long-term growth of capital.

     The Fund seeks to attain its objective by identifying, and investing in the common stock of, companies that will report above average and better than consensus earnings growth over several years. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks and other equity securities. While this approach will often lead to investing in "traditional" growth companies, it may also encompass investments in such areas as revitalized industries, restructured companies and cyclically sensitive companies at the early stages of an economic advance. In addition to superior earnings prospects, the Fund looks for companies undergoing qualitative improvement likely to result in an upgraded valuation. Although such companies may present greater opportunity for capital appreciation, investors should be aware that greater risk may be associated with investments in such companies than with equity securities generally. The Fund may also invest in securities issued or guaranteed by the U.S. Government, its authorities, agencies or instrumentalities and certificates representing undivided interests in the interest or principal of U.S. Treasury securities (collectively, "U.S. Government Securities"), when-issued securities, convertible securities and zero coupon bonds.

     Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans; (2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such securities. For additional investment restrictions, see the Statement of Additional Information.

     Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

     The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.


                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

     The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.


EQUITY SECURITIES
-----------------

     While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

SMALL COMPANIES
---------------

     The Fund may invest in the securities of companies with smaller capitalization. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with small capitalization therefore may fluctuate more widely than market averages.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.


YEAR 2000
---------


          Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                             -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
---------

                         THE FUND'S INVESTMENT ADVISER

     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.

     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.

     The portfolio manager for the Fund since inception has been Quentin P. Faulkner. Mr. Faulkner is a Vice President of Loomis Sayles and a Managing Partner of its Boston Counseling Group office.

                                 FUND EXPENSES


     The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of .50% of the Fund's average daily net assets.

     In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

     Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's total operating expenses to .65% of average annual net assets.

                            PORTFOLIO TRANSACTIONS


     Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.

                            HOW TO PURCHASE SHARES

     You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles. The minimum initial investment in the Fund is $2,500,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

     Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange of any securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

     Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

     Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

     The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

     The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

     You can redeem your shares by sending a written request to the Trust.

     The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

     The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

     Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

     Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


     The Board of Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.

     As of March 31, 1998, Brockton Health Corp. Endowment may be deemed to control the Fund because it possessed beneficial ownership, either directly or indirectly, of more than 25% of the Fund's shares.

     The Fund's investment performance may from time to time be included in advertisements about the Fund.

     Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends annually. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Fund distributes all of its net realized capital gains after applying any capital loss carryovers. The Trustees may change the frequency with which the Fund declares or pays dividends.

     Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


     Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distribution you received with respect to the shares.

     A portion of any dividend from the Fund is expected to be eligible for the dividends-received deduction for corporate shareholders.

     The Trust will send you an annual statement showing the federal tax status of dividends and distributions paid to you during the preceding year.

     The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund you are not subject to such withholding.


       The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

TRANSFER AND DIVIDEND                        INVESTMENT ADVISER
PAYING AGENT AND                             Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                          One Financial Center
State Street Bank and Trust Company          Boston, Massachusetts  02111
Boston, Massachusetts 02102

                         LOOMIS SAYLES INVESTMENT TRUST

                        LOOMIS SAYLES FIXED INCOME FUND

                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                                 (617) 482-2450

                                   PROSPECTUS


                                 APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles Fixed Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                      Loomis Sayles Core Fixed Income Fund
                         Loomis Sayles Core Growth Fund
                   Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
                Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUMMARY OF EXPENSES......................................................   -3-

FINANCIAL HIGHLIGHTS.....................................................   -4-

PRIOR PERFORMANCE........................................................   -5-

THE TRUST................................................................   -6-

INVESTMENT OBJECTIVE AND POLICIES........................................   -6-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS............................   -7-

THE FUND'S INVESTMENT ADVISER............................................  -11-

FUND EXPENSES............................................................  -12-

PORTFOLIO TRANSACTIONS...................................................  -12-

HOW TO PURCHASE SHARES...................................................  -12-

HOW TO REDEEM SHARES.....................................................  -13-

OTHER INFORMATION........................................................  -13-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES..........................  -14-

APPENDIX A...............................................................  A-1

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)                none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of
  offering price)                                              none
 Deferred Sales Load (as a percentage of
  original purchase price or redemption
  proceeds, as applicable)                                     none
 Redemption Fees (as a percentage of
  amount redeemed)                                             none
 Exchange Fees                                                 none

Annual Fund Operating Expenses
(as a percentage of average net assets):
  Management Fees (after expense limitation)/1/                .50%

12b-1 Fees                                                     none
  Other Operating Expenses (after expense limitation)/1/       .15%
Total Fund Operating Expenses  (after expense limitation)/1/   .65%



Example
 You would pay the following
  expenses on a $1,000 investment
  assuming a 5% annual return
  (with or without a redemption at
  the end of each time period):

  One Year                                  $   7
  Three Years                               $  21
  Five Years                                $  36
  Ten Years                                 $  81


_____________________
     /1/    Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total Fund operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation, Other Operating Expenses and Total Fund Operating Expenses for the fiscal year ended December 31, 1997 would have been 0.20% and 0.70%, respectively.

                              FINANCIAL HIGHLIGHTS


          The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                                March 7+ through
                                                               December 31, 1997
                                                               -----------------
Net asset value, beginning of period.........................            $  12.26

Income from investment operations -
 Net investment income.......................................                0.53
 Net realized and unrealized gain (loss) on investments......                0.90
                                                                         --------
  Total from investment operations...........................                1.43

Less distributions -
 Dividends from net investment income........................               (0.75)
 Distributions from net realized capital gains...............               (0.35)
                                                                         --------
  Total distributions........................................               (1.10)
Net asset value, end of period...............................            $  12.59
                                                                         ========

Total return (%).............................................              11.7**
Net assets, end of period (000)..............................            $173,048
Ratio of operating expenses to average net assets (%)........                0.65*
Ratio of net investment income to average net assets (%).....                7.31*
Portfolio turnover rate (%)..................................              38.2**
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)........................................                0.71*
The net investment income per share would have been..........            $   0.53


   +Date of effectiveness of the Fund's registration statement under the
    Securities Act of 1933, as amended.
   *Annualized.
  **Not annualized.

          Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                               PRIOR PERFORMANCE

     (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


          The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.


                                                                                                January 17*
                                                              January 1, 1997    Year Ended       through
                                                             through March 6,   December 31,    December 31,
                                                                   1997             1996           1995
                                                             -----------------  -------------   ------------
Net asset value, beginning of period.......................           $ 12.08        $ 12.08        $ 10.00

Income from investment operations -
   Net investment income...................................              0.19           0.91           0.53
   Net realized and unrealized gain (loss) on investments..             (0.01)          0.27           2.21
                                                                      -------        -------        -------
     Total from investment operations......................              0.18           1.18           2.74
                                                                      -------        -------        -------

Less distributions -
   Dividends from net investment income....................              0.00          (0.90)         (0.52)
   Distributions from net realized capital gains...........              0.00          (0.28)         (0.14)
     Total distributions...................................              0.00          (1.18)         (0.66)
                                                                      -------        -------        -------
Net asset value, end of period.............................           $ 12.26        $ 12.08        $ 12.08
                                                                      =======        =======        =======

Total return (%)...........................................               1.5***         9.8           27.4***
Net assets, end of period (000)............................           $97,132        $91,746        $58,332
Ratio of operating expenses to average net assets (%)......              0.65**         0.62           0.75**
Ratio of net investment income to
   average net assets (%)..................................              9.00**         7.97           8.15**
Portfolio turnover rate (%)................................              2.2***         90.4           76.0***
Without giving effect to the  voluntary expense
    limitation:
    The ratio of operating expenses to
      average net assets would have been (%)...............              0.65**         0.62           0.83**
    The net investment income per share would have been....          $   0.19        $  0.91       $   0.52

  *Commencement of operations.
 **Annualized.
***Not annualized.

                                   THE TRUST

          The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.


          The Fund seeks to attain its objective by normally investing substantially all of its assets in a broad range of debt securities, although up to 20% of its assets may be invested in preferred stocks. These debt securities may include corporate securities, securities issued or guaranteed by the U.S. Government, its authorities, agencies or instrumentalities or certificates representing undivided interests in the interest or principal of U. S. Treasury securities ("U.S. Government Securities"), zero coupon securities, collateralized mortgage securities, interest-only and principal-only ("IOs" and "POs") classes of stripped mortgage-backed securities, convertible bonds and when-issued securities, which are described herein (together with their related risks) under "More Information About the Fund's Investments." Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities. The Fund may invest any portion of its assets in securities of Canadian issuers, and a limited portion of its assets in securities of other foreign issuers. See "More Information About the Fund's Investments; Foreign Securities."


          The Fund may invest up to 35% of its assets in securities of below investment grade quality, which are securities rated below BBB by Standard & Poor's ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"), and in unrated securities determined by Loomis Sayles to be of comparable quality. Securities of below investment grade quality are commonly referred to as "junk bonds." See "More Information About the Fund's Investments; Lower Rated Fixed Income Securities." The Fund may continue to hold securities that are downgraded in quality subsequent to their purchase if, in the opinion of Loomis Sayles, it would be advantageous to do so.


The percentages of the Fund's net assets invested during the fiscal year ended December 31, 1997 in securities assigned to the various rating categories by S&P and Moody's on a dollar-weighted basis were approximately as follows: "AAA"/ "Aaa," 19.7%; "AA"/"Aa," 7.5%; "A"/"A," 13.1%; "BBB"/"Baa," 29.0%; "BB"/"Ba,"
21.0%; "B"/"B," 9.7%; and below "B," 0%. The percentage of the Fund's net assets invested during such fiscal year in unrated debt securities as a group was approximately 1.47%. The percentages of the Fund's net assets invested during such fiscal year in such unrated securities (categorized by comparable rating category) were approximately as follows: "AAA"/"Aaa," 0%; "AA"/"Aa," 0%; "A"/"A," 0.06%; "BBB"/"Baa," 0.29%; "BB"/"Ba," 1.12%; "B"/"B," 0%; and below
"B," 0%.

          Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans;
(2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such security. For additional investment restrictions, see the Statement of Additional Information.

          Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

          The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

          The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

          The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of foreign and domestic private issuers. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus other than for purposes of determining compliance with the Fund's investment policy of investing, under normal market conditions, at least 65% of its total assets in fixed income securities. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

          Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

U.S. GOVERNMENT SECURITIES
--------------------------

          U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

     Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

     Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities, representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. See "Collateralized Mortgage Obligations" below for additional information regarding the risks associated with mortgage-backed securities.

     In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

ZERO COUPON SECURITIES
----------------------

     The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS
-----------------------------------

     The Fund may invest in collateralized mortgage obligations ("CMOs"). A CMO is a limited recourse security backed by a portfolio of mortgages or, more typically, by mortgage-backed securities held under an indenture. CMOs may be issued by instrumentalities of the U.S. Government or by non-governmental entities. The issuer's obligation to make interest and principal payments is derived from and secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the interest rate paid by the retired CMO. Because of the early retirement feature, CMOs may be more volatile than many other fixed income investments. In addition, slower than anticipated prepayments on the underlying mortgages can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

     The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

     Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible.
They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

     The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-backed securities may have a lower prepayment risk than residential mortgage-backed securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.


STRIPPED MORTGAGE-BACKED SECURITIES
-----------------------------------


     The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.


     In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

CONVERTIBLE SECURITIES
----------------------

     Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible securities of similar credit quality and maturity. The Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion of such securities is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually held in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.


LOWER RATED FIXED INCOME SECURITIES
-----------------------------------

     The Fund may invest a portion of its assets in securities rated below investment grade ("lower rated fixed income securities"), including securities in the lowest rating categories, and unrated securities determined by Loomis Sayles to be of comparable quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the Fund's investment objective through investments in lower rated fixed income securities may be more dependent on Loomis Sayles's credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases. The value and liquidity of lower rated fixed income securities may be diminished by adverse publicity and investor perceptions. In addition, legislation that limits the tax benefits to issuers or holders of taxable lower rated fixed income securities or that limits the ability of certain categories of financial institutions to invest in these securities may adversely affect their market value. The secondary market for lower rated fixed income securities may be less liquid than the secondary market for higher rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities by the Fund more difficult. Certain lower rated fixed income securities do not pay interest on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may be required to sell securities at times when Loomis Sayles would not otherwise deem it advisable to do so in order to generate cash for distributions. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Investment grade fixed income securities may share some of the characteristics of lower rated fixed income securities described above.

FOREIGN SECURITIES
------------------

     The Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund will not purchase a foreign security (for purposes of this limitation securities of Canadian issuers publicly traded in the United States will not be treated as foreign securities) if, as a result, the Fund's total holdings of foreign securities would exceed 20% of the Fund's total assets.

     Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. In addition, the remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


YEAR 2000
---------


     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.
Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                             -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
---------

                         THE FUND'S INVESTMENT ADVISER

     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.


     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.

     The portfolio manager for the Fund since its inception has been Daniel J. Fuss, who has been with Loomis Sayles since 1976 and is head of the Fixed Income Management Group. Mr. Fuss is an Executive Vice President and Director of Loomis Sayles.

                                 FUND EXPENSES


     The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of 0.50% of the Fund's average daily net assets.

     In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

     Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's total operating expenses to .65% of average annual net assets.


                             PORTFOLIO TRANSACTIONS


     Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.

                             HOW TO PURCHASE SHARES

     You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles.

     The minimum initial investment in the Fund is $3,000,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

     Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

     Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933

Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

     Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

     The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

     The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                              HOW TO REDEEM SHARES

     You can redeem your shares by sending a written request to the Trust.

     The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

     The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

     Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

     Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


     The Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.

     The Fund's investment performance may from time to time be included in advertisements about the Fund.

     The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

     Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends annually in December. The Fund also distributes all of its net realized capital gains after applying any capital loss carryovers. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

     Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


     Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distribution you received with respect to the shares.

     The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

     In January of each year, the Trust will send you a statement showing the federal tax status of dividends and distributions paid to you during the preceding year.

     The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


TRANSFER AND DIVIDEND                    INVESTMENT ADVISER
PAYING AGENT AND                         Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                      One Financial Center
State Street Bank and Trust Company      Boston, Massachusetts 02111
Boston, Massachusetts 02102

                                                                      APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S
-----------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A


Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                 BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

The rating C is reserved for income bonds on which no interest is being paid.

                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                                       R



This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      AAA


Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       AA

Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       BA

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       CA

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.  There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.


s:\lsit\prosp&sa\1998\fipro.wpd

                        LOOMIS SAYLES INVESTMENT TRUST
                  LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND
                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS
                                APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles High Yield Fixed Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                     Loomis Sayles Core Fixed Income Fund
                        Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund
               Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund, write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN LOWER RATED FIXED INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS" AND MAY INVEST WITHOUT LIMIT IN SUCH SECURITIES. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD ASSESS CAREFULLY THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND. SEE "MORE INFORMATION ABOUT THE FUND'S INVESTMENTS; LOWER RATED FIXED INCOME SECURITIES."

                               TABLE OF CONTENTS


SUMMARY OF EXPENSES............................................ -3-

FINANCIAL HIGHLIGHTS........................................... -4-

PRIOR PERFORMANCE.............................................. -5-

THE TRUST...................................................... -6-

INVESTMENT OBJECTIVE AND POLICIES.............................. -6-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS.................. -7-

THE FUND'S INVESTMENT ADVISER..................................-11-

FUND EXPENSES..................................................-12-

PORTFOLIO TRANSACTIONS.........................................-12-

HOW TO PURCHASE SHARES.........................................-12-

HOW TO REDEEM SHARES...........................................-13-

OTHER INFORMATION..............................................-13-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES................-14-

[APPENDIX A                                                  -A-1-]

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.

Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)           none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of
  offering price)                                         none
 Deferred Sales Load (as a percentage of original
  purchase price or redemption
  proceeds as applicable)                                 none
 Redemption Fees (as a percentage of amount
 redeemed)                                                none
 Exchange Fees                                            none


Annual Fund Operating Expenses
(as a percentage of average net assets):
  Management Fees (after expense
   limitation)                                            .60%
  12b-1 Fees                                              none
  Other Operating Expenses (after expense
   limitation)/1/                                         .15%
  Total Fund Operating Expenses (after expense
   limitation)/1/                                         .75%

Example
You would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return
 (with or without a redemption at
 the end of each time period):

 One Year                                                 $8
 Three Years                                              $24
 Five Years                                               $42
 Ten Years                                                $93

______________________________


/1/ Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total Fund operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation, Other Operating Expenses and Total Fund Operating Expenses for the fiscal year ended December 31, 1997 would have been 0.57% and 1.17%, respectively.

                             FINANCIAL HIGHLIGHTS


          The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.

                                          March 7+ through
                                          December 31, 1997





------------------------------------------------------------------------
Net asset value, beginning of period.........................   $ 10.09

Income from investment operations -
 Net investment income.......................................      0.62
 Net realized and unrealized gain (loss) on investments......      0.35
                                                                -------
  Total from investment operations...........................      0.97

Less distributions -
 Dividends from net investment income........................     (0.71)
 Distributions from net realized capital gains...............     (0.31)
                                                                -------
  Total distributions........................................     (1.02)
                                                                -------
Net asset value, end of period...............................   $ 10.04
                                                                =======

Total return (%).............................................       9.6**
Net assets, end of period (000)..............................   $28,872
Ratio of operating expenses to average net assets (%)........      0.75*
Ratio of net investment income to average net assets (%).....      8.77*
Portfolio turnover rate (%)..................................      64.4**
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
   would have been (%).......................................      1.15*
 The net investment income per share would have been.........   $  0.60


+Date of effectiveness of the Fund's registration statement under the Securities
 Act of 1933, as amended.
*Annualized.
**Not annualized.

     Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                               PRIOR PERFORMANCE

    (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


     The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.


                                                                 January 1,    June 5* through
                                                                1997 through     December 31,
                                                               March 6, 1997         1996
                                                               --------------  ----------------
Net asset value, beginning of period.........................      $   10.16           $ 10.00

Income from investment operations -
 Net investment income.......................................           0.08              0.56
 Net realized and unrealized gain (loss) on investments......          (0.15)             0.21
                                                                   ---------           -------
  Total from investment operations...........................          (0.07)             0.77

Less distributions -
 Dividends from net investment income........................           0.00             (0.56)
 Distributions from net realized capital gains...............           0.00             (0.05)
                                                                   ---------           -------
  Total distributions........................................           0.00             (0.61)
                                                                   ---------           -------

Net asset value, end of period...............................      $   10.09           $ 10.16
                                                                   =========           =======

Total return (%).............................................           (0.7)***           7.7***
Net assets, end of period (000)..............................      $  12,904           $ 3,100
Ratio of operating expenses to average net assets (%)........           0.75**            0.75**
Ratio of net investment income to average net assets (%).....           8.84**            9.42**
Portfolio turnover rate (%)..................................           49.4***            9.1***
Without giving effect to the voluntary expense limitations:
 The ratio of operating expenses to average net assets
   would have been (%).......................................           1.48**            2.73**
 The net investment income per share would have been ........      $    0.07           $  0.44


* Commencement of operations.
**Annualized.
***Not annualized.

                                   THE TRUST

          The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

          The Fund seeks to attain its objective by normally investing substantially all of its assets in a broad range of debt securities, although up to 20% of its assets may be invested in preferred stocks and up to 10% in common stocks. Debt securities may include corporate securities, securities issued or guaranteed by the U.S. Government, its authorities, agencies or instrumentalities and certificates representing undivided interests in the interest or principal of U.S. Treasury securities ("U.S. Government Securities"), zero coupon securities, collateralized mortgage securities, including interest-only and principal-only ("IOs" and POs") classes of mortgage-backed securities, convertible bonds and when-issued securities, which are described herein (together with their related risks) under "More Information About the Fund's Investments." The Fund may invest any portion of its assets in securities of Canadian issuers, and a limited portion of its assets in securities of other foreign issuers. See "More Information About the Fund's Investments; Foreign Securities."

          The Fund normally will invest at least 65% of its total assets in fixed income securities that are of below investment grade quality at the time of purchase, which are securities rated below BBB by Standard & Poor's ("S&P") or below Baa by Moody's Investors Service, Inc. ("Moody's"), or unrated securities determined by Loomis Sayles to be of comparable quality. Securities of below investment grade are commonly referred to as "junk bonds." The Fund may continue to hold securities that are downgraded in quality subsequent to their purchase if, in the opinion of Loomis Sayles, it would be advantageous to do so. See "More Information About the Fund's Investments; Lower Rated Fixed Income Securities" below.


          The percentages of the Fund's net assets invested during the fiscal year ended December 31, 1997 in securities assigned to the various rating categories by S&P and Moody's on a dollar-weighted basis were approximately as follows: "AAA"/"Aaa," 0.3%; "AA"/"Aa," 0%; "A"/"A," 0%; "BBB"/"Baa," 7.5%;
"BB"/"Ba," 51.9%; "B"/"B," 40.3%; and below "B" 0%. The percentage of the Fund's net assets invested during such fiscal year in unrated debt securities as a group was approximately 4.52%. The percentages of the Fund's net assets invested during such fiscal year in such unrated securities (categorized by comparable rating category) were approximately as follows: "AAA"/"Aaa," 0%; "AA"/"Aa," 0%; "A"/"A," 0%; "BBB"/"Baa," 0%; "BB"/"Ba," 4.52%; "B"/"B," 0%; and
below "B," 0%.

          Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans;
(2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such security. For additional investment restrictions, see the Statement of Additional Information.

          Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

          The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

          The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

          The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of foreign and domestic private issuers. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus other than for purposes of determining compliance with the Fund's investment policy of investing, under normal market conditions, at least 65% of its total assets in fixed income securities of below investment grade quality. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

          Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

LOWER RATED FIXED INCOME SECURITIES
-----------------------------------

          The Fund will normally invest at least 65% of its assets in securities rated below investment grade ("lower rated fixed income securities"), including securities in the lowest rating categories, and unrated securities determined by Loomis Sayles to be of comparable quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the Fund's investment objective through investments in lower rated fixed income securities may be more dependent on Loomis Sayles's credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases. The value and liquidity of lower rated fixed income securities may be diminished by adverse publicity and investor perceptions. In addition, legislation that limits the tax benefits to issuers or holders of taxable lower rated fixed income securities or that limits the ability of certain categories of financial institutions to invest in these securities may adversely affect their market value. The secondary market for lower rated fixed income securities may be less liquid than the secondary market for higher rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities by the Fund more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Certain lower rated fixed income securities do not pay interest on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may be required to sell securities at times when Loomis Sayles would not otherwise deem it desirable to do so in order to generate cash for distributions. Securities in the lowest rating categories may be in poor standing or in default. Investment grade fixed income securities (rated BBB by S&P or Baa by Moody's) may share some of the characteristics of lower rated fixed income securities described above.

U.S. GOVERNMENT SECURITIES
--------------------------

          U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

          Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

          Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities, representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. See "Collateralized Mortgage Obligations" below for additional information regarding the risks associated with mortgage-backed securities.

          In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

ZERO COUPON SECURITIES
----------------------

          The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS
-----------------------------------

          The Fund may invest in collateralized mortgage obligations ("CMOs").
A CMO is a limited recourse security backed by a portfolio of mortgages or, more typically, by mortgage-backed securities held under an indenture. CMOs may be issued by instrumentalities of the U.S. Government or by non-governmental entities. The issuer's obligation to make interest and principal payments is derived from and secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. A faster then anticipated rate of prepayments will generally result in losses on CMOs representing interests in the interest payments on the underlying portfolio of mortgage-backed securities. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the interest rate paid by the retired CMO. Because of the early retirement feature, CMOs may be more volatile than many other fixed income investments. In addition, slower than anticipated prepayments on the underlying mortgages can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

          The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

          Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

          The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-backed securities may have a lower prepayment risk than residential mortgage-backed securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.

STRIPPED MORTGAGE-BACKED SECURITIES
-----------------------------------

          The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

          In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

WHEN-ISSUED SECURITIES
----------------------

          The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund

15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

FOREIGN SECURITIES
------------------

          The Fund may invest in securities principally traded in foreign markets ("foreign securities"). The Fund will not purchase a foreign security if, as a result, the Fund's total holdings of foreign securities would exceed 50% of the Fund's total assets.

          Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. In addition, the remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations.

          The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

          Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, or foreign withholding. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

          In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

CONVERTIBLE SECURITIES
----------------------

          Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

COMMON STOCKS
-------------

          The Fund may invest up to 10% of its total assets in common stocks, usually as a result of warrants associated with debt instruments purchased by the Fund, but also under certain circumstances to seek capital appreciation. Common stocks, like other equity securities, offer greater potential for long-term growth but are more risky than some other forms of investment.

YEAR 2000
---------

          Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                             -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
---------


                         THE FUND'S INVESTMENT ADVISER

          The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.


          The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

          In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.

          The portfolio manager for the Fund since its inception has been Daniel
J. Fuss, who has been with Loomis Sayles since 1976 and is head of the Fixed Income Management Group. Mr. Fuss is an Executive Vice President and Director of Loomis Sayles.

                                 FUND EXPENSES


          The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of .60% of the Fund's average daily net assets.

          In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

          Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's annualized total operating expenses to .75% of average annual net assets.

                            PORTFOLIO TRANSACTIONS

          Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit
Loomis Sayles's investment discretion in managing the Fund's assets.   The Fund
anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.


                            HOW TO PURCHASE SHARES

          You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles.

          The minimum initial investment in the Fund is $3,000,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.


          Shares of the Fund may be purchased by exchange of (I) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

          Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor
represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities.

          Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

          The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

          The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

          You can redeem your shares by sending a written request to the Trust.

          The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

          The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

          Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

          Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

          The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


          The Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.

          As of March 31, 1998, each of Trustees of Clark University and Blue Cross Blue Shield of Massachusetts, Inc. Retirement Trust may be deemed to control the Fund because each possessed, directly or indirectly, beneficial ownership of more than 25% of the Fund's shares.

          The Fund's investment performance may from time to time be included in advertisements about the Fund.

          The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

          Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

          All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

          Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends annually in December. The Fund also distributes all of its net realized capital gains after applying any capital loss carryovers. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

          Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

          The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


          Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distribution you received with respect to the shares.

          The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

          In January of each year, the Trust will send you a statement showing the federal tax status of dividends and distributions paid to you during the preceding year.

          The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

TRANSFER AND DIVIDEND                        INVESTMENT ADVISER
PAYING AGENT AND                             Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                          One Financial Center
State Street Bank and Trust Company          Boston, Massachusetts  02111
Boston, Massachusetts  02102

                                                                      APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S
-----------------
                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

The rating C is reserved for income bonds on which no interest is being paid.

                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      AAA

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

          1.   An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.

                        LOOMIS SAYLES INVESTMENT TRUST

             LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS

                                APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles Intermediate Duration Fixed Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                     Loomis Sayles Core Fixed Income Fund
                        Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
                  Loomis Sayles High Yield Fixed Income Fund
               Loomis Sayles Investment Grade Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998, is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.    ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY OF EXPENSES ......................................................  -3-

THE TRUST ................................................................  -4-

INVESTMENT OBJECTIVE AND POLICIES ........................................  -4-

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS ............................  -5-

THE FUND'S INVESTMENT ADVISER ............................................  -9-

FUND EXPENSES ............................................................  -9-

PORTFOLIO TRANSACTIONS ...................................................  -9-

HOW TO PURCHASE SHARES ...................................................  -9-

HOW TO REDEEM SHARES ..................................................... -10-

OTHER INFORMATION ........................................................ -11-

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES .......................... -11-

APPENDIX A ...............................................................  A-1

APPENDIX B ...............................................................  B-1

                              SUMMARY OF EXPENSES

          The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on estimated annualized expenses for the Fund's first full fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.

          Shareholder Transaction Expenses:
           Maximum Sales Load Imposed on
           Purchases (as a percentage of
            offering price)                                 none
           Maximum Sales Load Imposed on
           Reinvested Dividends (as a percentage
            of offering price)                              none
           Deferred Sales Load (as a percentage
            of original purchase price or redemption
            proceeds as applicable)                         none
           Redemption Fees (as a percentage of
            amount redeemed)                                none
           Exchange Fees                                    none


          Annual Fund Operating Expenses
           (as a percentage of average net assets):
            Management Fees (after
             expense limitation)                            .40%
            12b-1 Fees                                      none
          Other Operating Expenses (after
            expense limitation) /1/  .15%
            Total Operating Expenses (after
             expense limitation) /1/                        .55%

          Example
           You would pay the following
            expenses on a $1,000 investment
            assuming a 5% annual return
            (with or without a redemption at
            the end of each time period):

            One Year                                        $ 6
            Three Years                                     $18

______________________________


/1/ Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation, estimated Management Fees, Other Operating Expenses and Total Operating Expenses for the Fund's first fiscal year are expected to be .40%, .72% and 1.12%, respectively.

                                   THE TRUST

     The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is above-average total return through a combination of current income and capital appreciation. Although the Fund may invest in fixed income securities of any maturity, the weighted average duration of the Fund's portfolio will generally remain within a band of 2 to 5 years. The concept of duration is described more fully below.


     The Fund will seek to achieve its objective by investing in a diversified portfolio of debt securities that may include corporate securities, securities issued or guaranteed by the U.S. Government, its authorities, agencies or instrumentalities and certificates representing undivided interests in the interest or principal of U.S. Treasury securities ("U.S. Government Securities"), "Yankee" securities (U.S. dollar-denominated debt issued by non-U.S. entities), convertible securities and certain types of mortgage-related and asset-backed securities (including interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities). Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that have a duration of 2 to 5 years at the time of purchase. Collateralized mortgage obligations ("CMOs") will be limited to those with CMO market risk ratings of V-1 to V-4 from Fitch Investors Service, L.P. ("Fitch"), or CMOs unrated by Fitch that Loomis Sayles has determined to be of comparable volatility. All securities will be denominated in U.S. dollars.

     The Fund will purchase only securities rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or at least BBB- by Standard & Poor's ("S&P"), or, if unrated, determined to be of comparable quality by Loomis Sayles. Some or all of these securities may be "split-rated securities," i.e., securities that have received an investment grade rating from one of the nationally recognized rating organizations but that have also received a lower rating from the other nationally recognized rating organization. Split-rated securities may be subject to some of the risks described below under "Lower Rated Fixed Income Securities." In the event that the credit rating of a security held by the Fund falls below investment grade (or, in the case of an unrated security, Loomis Sayles determines that the quality of such security has deteriorated below investment grade), the Fund will not be obligated to dispose of such security and may continue to hold such security if, in the opinion of Loomis Sayles, such investment is appropriate in the circumstances.

     Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans; (2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such security. For additional investment restrictions, see the Statement of Additional Information.

     Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

     The investment objective of the Fund is "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

     Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Most debt obligations provide interest payments in addition to a final payment at maturity. Some debt obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates. However, term to maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. As a general rule, a 1% increase or decrease in interest rates will result in approximately a 1% decrease or increase, respectively, in the value of a security for each year of duration. For example, a 1% increase in interest rates will result in approximately a 5% decrease in the value of a security having a five-year duration. There are some situations, however, where the standard duration calculation does not properly reflect the interest rate exposure of a security. Also, in some cases, duration cannot be calculated with certainty because certain assumptions (including assumptions relating to prepayment rates in the case of mortgage-backed and asset-backed securities) have to be factored into the calculation.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

     The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

     The Fund may invest in fixed income securities of any maturity although the weighted average duration of its investments will generally remain within a band of 2 to 5 years. Fixed income securities pay a specified rate of interest or dividends. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of foreign and domestic private issuers. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus other than for purposes of determining compliance with the Fund's investment policy of investing, under normal market conditions, at least 65% of its total assets in fixed income securities with a duration of 2 to 5 years. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

     Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

U.S. GOVERNMENT SECURITIES
--------------------------

     U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

     Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

     Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. See "Collateralized Mortgage Obligations" below for additional information regarding the risks associated with mortgage-backed securities.

     In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

LOWER RATED FIXED INCOME SECURITIES
-----------------------------------

     The Fund may purchase split-rated securities, which may be subject to some of the risks associated with securities of below investment grade quality ("lower rated fixed income securities"), also known as "junk bonds". Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the Fund's investment objective through investments in lower rated fixed income securities may be more dependent on Loomis Sayles's credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases. The value and liquidity of lower rated fixed income securities may be diminished by adverse publicity and investor perceptions. In addition, legislation that limits the tax benefits to issuers or holders of taxable lower rated fixed income securities or that limits the ability of certain categories of financial institutions to invest in these securities may adversely affect their market value. The secondary market for lower rated fixed income securities may be less liquid than the secondary market for higher rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities by the Fund more difficult. Certain lower-rated fixed income securities do not pay interest on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may be required to sell securities at times when Loomis Sayles would not otherwise deem it desirable to do so in order to generate cash for distributions. Securities in the lowest rating categories may be in poor standing or in default. Investment grade fixed income securities rated Baa by Moody's or BBB by S&P may share some of the characteristics of lower rated fixed income securities described above.

ZERO COUPON SECURITIES
----------------------

     The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS
-----------------------------------

     The Fund may invest in CMOs. A CMO is a limited recourse security backed by a portfolio of mortgages or, more typically, by mortgage-backed securities held under an indenture. CMOs may be issued either by instrumentalities of the U.S. Government or by non-governmental entities. The issuer's obligation to make interest and principal payments is derived from and secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the interest rate paid by the retired CMO. Because of the early retirement feature,

CMOs may be more volatile than many other fixed income investments. The Fund will invest only in CMOs with Fitch ratings of V-4 or better, or those CMOs unrated by Fitch that Loomis Sayles has determined to be of comparable volatility. Even CMOs with ratings reflecting the lowest market risk are likely to experience losses in the event of adverse changes in market conditions. The duration of CMOs and other mortgage-related securities is often difficult to determine because the underlying mortgages may be subject to early repayment. Thus, the determination of duration will be dependent on the adviser's assumptions regarding the likelihood and incidence of prepayment and, to the extent that such assumptions prove to be incorrect, the duration of the Fund's portfolio, and thus its relative exposure to fluctuation of interest rates, may be significantly different than intended and may increase the overall risk of the Fund's portfolio.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

     The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

     Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible.
They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

     The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-backed securities may have a lower prepayment risk than residential mortgage-backed securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.


STRIPPED MORTGAGE-BACKED SECURITIES
-----------------------------------


     The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.


     In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually held in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

FOREIGN SECURITIES
------------------

     The Fund may invest in dollar-denominated securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund will not purchase a foreign security (for purposes of this limitation securities of Canadian issuers publicly traded in the United States will not be treated as foreign securities) if, as a result, the Fund's total holdings of foreign securities would exceed 20% of the Fund's total assets.

     Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations. In addition, the operations and results of foreign issuers and domestic issuers with operations abroad may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated or foreign witholding taxes will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.


     In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.


YEAR 2000
---------


     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.
Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.



                         THE FUND'S INVESTMENT ADVISER

     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.


     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.


     The portfolio manager for the Fund is Anthony J. Wilkins. Mr. Wilkins joined Loomis Sayles in 1990 and is a Director and Vice President of the firm.

                                 FUND EXPENSES

     The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of .40% of the Fund's average weekly net assets.

     In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

     Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's annualized total operating expenses to .55% of average annual net assets.

                            PORTFOLIO TRANSACTIONS

     Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. See "Dividends, Capital Gains Distributions and Taxes" for information on the tax consequences of investing in the Fund.


                            HOW TO PURCHASE SHARES

     You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles.

     The minimum initial investment in the Fund is $2,000,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

     Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling
(617) 482-2450.

     Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

     Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

     The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

     The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

                             HOW TO REDEEM SHARES

     You can redeem your shares by sending a written request to the Trust.

     The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

     The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

     Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

     Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                               OTHER INFORMATION


     The Board of Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.


     As of March 31, 1998, Trustees of Clark University may be deemed to control the Fund because it possessed beneficial ownership, either directly or indirectly, of more than 25% of the Fund's shares.

     The Fund's investment performance may from time to time be included in advertisements about the Fund.

     The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

     Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as dividends monthly. The Fund also distributes all of its net realized capital gains after applying any capital loss carryovers. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

     Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or in additional shares.

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


     Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distribution you received with respect to the shares.

     The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

     In January of each year, the Trust will send you a statement showing the federal tax status of dividends and distributions paid to you during the preceding year.


     The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


TRANSFER AND DIVIDEND                   INVESTMENT ADVISER
PAYING AGENT AND                        Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                     One Financial Center
State Street Bank and Trust Company     Boston, Massachusetts  02111
Boston, Massachusetts 02102

                                                                      APPENDIX A
                    DESCRIPTION OF BOND RATINGS ASSIGNED BY

                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.


 STANDARD & POOR'S
 -----------------

                                      AAA

 This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

 Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A


 Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

 Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

 Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

 The rating C is reserved for income bonds on which no interest is being paid.

                                       D

 Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                                       R


 This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.


 Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 MOODY'S INVESTORS SERVICE, INC.
 -------------------------------

                                      AAA


 Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

 Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

 Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

 Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

 Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

 Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

 Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

 Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

 Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Should no rating be assigned by Moody's, the reason may be one of the following:

          1.     An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

          3. There is lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed in which case the rating is not published in Moody's publications.

 Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

 Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.

                                                                      APPENDIX B
                                DESCRIPTION OF
                              FITCH CMO V-RATINGS

 A Fitch CMO market risk rating is an opinion as to the relative sensitivity of a security's price and cash flows to changes in interest rates and, where relevant, other market conditions. INVESTORS SHOULD UNDERSTAND THAT SECURITIES WITH RATINGS REFLECTING EVEN THE LOWEST MARKET RISK ARE LIKELY TO EXPERIENCE LOSSES IN THE EVENT OF ADVERSE CHANGES IN MARKET CONDITIONS. Fitch's market risk ratings are based on information provided to Fitch by sources deemed to be reliable, however, Fitch does not verify the accuracy of this underlying information. These ratings do not constitute recommendations to purchase, sell or hold any securities, as they do not comment on the adequacy of market prices or the suitability of any security for any investor.

V-Rating         Representative Distribution                   Description
----------       ---------------------------                   -----------
V-1              PAC classes with wide prepayment              Market Risk:  Low
                 collars, short duration floaters and
V-2              short duration sequential.                    Securities rated V-1 and V-2 perform
                                                               consistently across a range of interest rate
                                                               scenarios.  These securities exhibit interest rate
                                                               risk comparable to short duration treasuries (1-5
                                                               years).



V-3              Medium duration Floater, Short                Market Risk:  Moderate
                 duration TAC, Short duration PAC
V-4              II, Long duration PAC I.                      Securities rated V-3 and V-4 have relatively
                                                               consistent performance across a range of interest
                                                               rate scenarios.  These securities experience
                                                               interest rate risk comparable to long duration
                                                               treasuries (10-30 years).



V-5              PAC classes with narrow collars,              Market Risk:  Moderate to High
                 support classes, accrual bonds and
V-6              short duration IO's and PO's, Z               Securities rated V-5, V-6 and V-7 experience
                 bond's.                                       significant variations in performance across a
V-7                                                            range of interest rate scenarios.  These securities
                                                               have substantial excess interest rate risk and in
                                                               many instances exhibit negative convexity.  Z
                                                               bond's with durations comparable to treasury
                                                               zero-coupon issues also fall in this range.





V-8              Leveraged inverse floaters, long              Market Risk:  High to Speculative


V-9              duration IO's and PO's, super PO's,           Securities rated V-8, V-9 and V-10 experience
                 jump Zs.                                      sharp, severe variations in performance across a
V-10                                                           range of interest rate scenarios.  These securities
                                                               exhibit risk characteristics such as extreme
                                                               negative convexity, significant sensitivity to the
                                                               direction of interest rate movements, and highly
                                                               leveraged sensitivity to interest rate indices.


 s:\lsit\prosp&sa\1998\intdurpr.wpd

               LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
                             ONE FINANCIAL CENTER
                         BOSTON, MASSACHUSETTS  02111
                                (617) 482-2450

                                  PROSPECTUS


                                APRIL 22, 1998


     The Loomis Sayles Investment Trust (the "Trust") is a group of seven mutual funds including the Loomis Sayles Investment Grade Fixed Income Fund (the "Fund"). The other series, which are described in separate prospectuses, are:

                 Loomis Sayles California Tax-Free Income Fund
                     Loomis Sayles Core Fixed Income Fund
                        Loomis Sayles Core Growth Fund
                        Loomis Sayles Fixed Income Fund
                  Loomis Sayles High Yield Fixed Income Fund
             Loomis Sayles Intermediate Duration Fixed Income Fund

     Except for the California Tax-Free Income Fund, the funds are designed specifically for tax-exempt investors such as pension plans, endowments and foundations, although other institutions and high net-worth individuals are eligible to invest. Each of the funds is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each of the funds.


     This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated April 22, 1998 is available free of charge; to obtain a free copy or to make any inquiries about the Fund write to Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111 or telephone (617) 482-2450. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


SUMMARY OF EXPENSES......................................................  - 3 -

FINANCIAL HIGHLIGHTS.....................................................  - 4 -

PRIOR PERFORMANCE........................................................  - 5 -

THE TRUST................................................................  - 6 -

INVESTMENT OBJECTIVE AND POLICIES........................................  - 6 -

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS............................  - 7 -

THE FUND'S INVESTMENT ADVISER............................................ - 11 -

FUND EXPENSES............................................................ - 11 -

PORTFOLIO TRANSACTIONS................................................... - 12 -

HOW TO PURCHASE SHARES................................................... - 12 -

HOW TO REDEEM SHARES..................................................... - 13 -

OTHER INFORMATION........................................................ - 13 -

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES.......................... - 14 -

APPENDIX A                                                                 -A-1-

                              SUMMARY OF EXPENSES


     The following information is provided to assist you in understanding the various costs and expenses that, as an investor in the Fund, you will bear directly or indirectly. The information is based on expenses for the Fund's fiscal year ended December 31, 1997. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the example should not be considered a representation of investment performance, as actual performance will depend upon the actual investment results of securities held in the Fund's portfolio.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as a percentage of offering price)             none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage of
  offering price)                                           none
 Deferred Sales Load (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)                                  none
 Redemption Fees (as a percentage of amount redeemed)       none
 Exchange Fees                                              none

Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fees (after expense limitation)                               .40%
  12b-1 Fees                                                none
  Other Operating Expenses/1/                               .15%
  Total Fund Operating Expenses (after expense
   limitation)/1/                                           .55%

Example
 You would pay the following
  expenses on a $1,000 investment
  assuming a 5% annual return
  (with or without a redemption at
  the end of each time period):

  One Year                                                  $ 6
  Three Years                                               $18
  Five Years                                                $31
  Ten Years                                                 $69

________________________________


     /1/ Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total Fund operating expenses to the percentage of average net assets shown above. In the absence of the voluntary expense limitation, Other Operating Expenses and Total Fund Operating Expenses for the fiscal year ended December 31, 1997 would have been 0.29% and 0.69%, respectively.

                             FINANCIAL HIGHLIGHTS


     The financial highlights table that follows is for the period March 7, 1997 through December 31, 1997. The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                               March 7+ through
                                                               December 31,
                                                               -------------
1997
-----
Net asset value, beginning of period.........................    $ 11.72

Income from investment operations -
   Net investment income.....................................       0.67
   Net realized and unrealized gain (loss) on investments....       0.48
                                                                 -------
      Total from investment operations.......................       1.15

Less distributions -
   Dividends from net investment income......................      (0.67)
   Distributions from net realized capital gains.............      (0.14)
                                                                 -------
      Total distributions....................................      (0.81)
                                                                 -------
Net asset value, end of period...............................    $ 12.06
                                                                 =======

Total return (%).............................................       10.1**
Net assets, end of period (000)..............................    $82,964
Ratio of operating expenses to average net assets (%)........       0.55*
Ratio of net investment income to average net assets (%).....       6.91*
Portfolio turnover rate (%)..................................       39.0**
Without giving effect to the voluntary expense limitations:
   The ratio of operating expenses to average net assets
      would have been (%)....................................       0.70*
   The net investment income per share would have been.......    $  0.66


   +Date of effectiveness of the Fund's registration statement under the
    Securities Act of 1933, as amended.
   *Annualized.
  **Not annualized.


   Further information about the performance of the Fund is contained in the Fund's semiannual and annual reports to shareholders, copies of which may be obtained without charge by writing or telephoning the Trust at the address and telephone number stated on the cover of this Prospectus.

                               PRIOR PERFORMANCE

    (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT THE INDICATED PERIODS)


  The information presented below, for the periods indicated, relates to periods prior to the effectiveness of the Fund's registration statement under the Securities Act of 1933, as amended (the "1933 Act"). The following information should be read in conjunction with the financial highlights, financial statements, and notes thereto that have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon appears in the Fund's 1997 Annual Report, which is incorporated by reference into this Prospectus and the Statement of Additional Information. The Fund is managed in a manner that is in all material respects similar to the manner in which it was managed prior to the effectiveness of its registration statement under the 1933 Act.


                                                         January 1, 1997    Year Ended     Year Ended    July 1* through
                                                         through March 6,   December 31,   December 31,     December 31,
                                                              1997             1996           1995             1994
                                                              ----             ----           ----             ----
Net asset value,
   beginning of period..........................          $  11.81           $ 11.56        $  9.57         $   10.00

Income from investment operations -
  Net investment income.........................              0.15              0.80           0.75              0.41
  Net realized and unrealized gain (loss)
   on investments...............................             (0.10)             0.40           2.05             (0.43)
                                                          --------           -------        -------         ---------
     Total from investment operations...........              0.05              1.20           2.80             (0.02)

Less distributions -
 Dividends from net investment income...........             (0.14)            (0.79)         (0.76)            (0.41)
 Distributions from net realized
     capital gains..............................              0.00             (0.16)         (0.05)             0.00
                                                          --------           -------        -------         ---------
    Total distributions.........................             (0.14)            (0.95)         (0.81)            (0.41)
                                                          --------           -------        -------         ---------
Net asset value, end of period..................          $  11.72           $ 11.81        $ 11.56         $    9.57
                                                          ========           =======        =======         =========

Total return (%)................................            0.4***              10.9           30.3          (0.3)***
Net assets, end of period (000).................          $ 52,315           $51,752        $21,816         $   4,649
Ratio of operating expenses to
   average net assets (%).......................            0.55**              0.55           0.55            0.55**
Ratio of net investment income to
  average net assets (%)........................            7.30**              7.27           7.61            8.18**
Portfolio turnover rate (%).....................           21.2***              73.8           21.6          112.0***
Without giving effect to the
  voluntary expense limitations:
    The ratio of operating expenses to average
       net assets  would have been (%)..........            0.62**              0.70           0.94            1.55**
The net investment income per share
       would have been..........................          $   0.15           $  0.78        $  0.71         $    0.36


 * Commencement of operations.
** Annualized.
***Not annualized.

                                   THE TRUST

     The Fund is a series of the Trust. The Trust is a diversified open-end management investment company which was organized as a Massachusetts business trust on December 23, 1993. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees (the "Trustees") and to cast a vote for each share held (with a fractional vote for each fractional share held) at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is above-average total investment return through a combination of current income and capital appreciation.


     The Fund seeks to achieve its objective by investing in a diversified portfolio of debt securities, although up to 20% of its assets may be invested in preferred stocks. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities that are of investment grade quality at the time of purchase. Debt securities may include corporate securities, securities issued or guaranteed by the U.S. Government, its authorities, agencies or instrumentalities, or certificates representing undivided interests in the interest or principal of U.S. Treasury securities ("U.S. Government Securities"), zero coupon securities, collateralized mortgage securities and when-issued securities (including interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities), which are described herein (together with their related risks) under "More Information About the Fund's Investments." The Fund will normally invest at least 90% of its assets in investment grade securities. Investment grade securities include those rated BBB and above by Standard & Poor's ("S&P") or Baa and above by Moody's Investors Service, Inc. ("Moody's") or unrated securities that Loomis Sayles has determined to be of comparable quality. The Fund may continue to hold securities that are downgraded in quality subsequent to their purchase if, in the opinion of Loomis Sayles, it would be advantageous to do so. The Fund may invest a portion of its assets in securities of Canadian issuers, and a limited portion of its assets in securities of other foreign issuers. See "More Information About the Fund's Investments; Foreign Securities."


     The percentages of the Fund's net assets invested during the fiscal year ended December 31, 1997 in securities assigned to the various rating categories by S&P and Moody's on a dollar-weighted basis were approximately as follows:
"AAA"/"Aaa," 21.9%; "AA"/"Aa," 8.1%; "A"/"A," 16.4%; "BBB"/"Baa," 42.6%;
"BB"/"Ba," 9.6%; "B"/"B," 1.4%; and below "B," 0%. The percentage of the Fund's net assets invested during such fiscal year in unrated debt securities as a group was approximately 2.44%. The percentages of the Fund's net assets invested during such fiscal year in such unrated securities (categorized by comparable rating category) were approximately as follows: "AAA"/"Aaa," 0%; "AA"/"Aa," 0.76%; "A"/"A," 0.12%; "BBB"/"Baa," 0%; "BB"/"Ba," 1.56%; "B"/"B,"
0%; and below "B," 0%.

     Some of the Fund's investment restrictions are "fundamental" and cannot be changed without a majority vote of the Fund's shareholders. Such restrictions include: (1) a restriction prohibiting the Fund from making loans; (2) a restriction prohibiting the Fund from purchasing a security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry; (3) a restriction prohibiting the Fund from borrowing money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and from borrowing any money except as a temporary measure for extraordinary or emergency purposes; and (4) a restriction prohibiting the Fund from purchasing any illiquid security including a security that is not readily marketable if, as a result, more than 15% of the Fund's net assets based on current value would then be invested in such security. For additional investment restrictions, see the Statement of Additional Information.

     Although authorized to invest in restricted securities, the Fund, as a matter of nonfundamental operating policy, currently does not intend to invest in such securities, other than Rule 144A securities. Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that the particular issue of Rule 144A securities is liquid.

     The investment objective of the Fund is " fundamental" and cannot be changed without a majority vote of the Fund's shareholders. All investment policies other than those that are identified as "fundamental" may be changed by the Trustees without a vote of the Fund's shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

     The net asset value of the Fund's shares will vary as a result of changes in the value of securities in the Fund's portfolio. The following describes the types of securities in which the Fund will principally invest and the risks associated with them. Additional information about the Fund's investment practices can be found in the Statement of Additional Information.

FIXED INCOME SECURITIES
-----------------------

     The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of foreign and domestic private issuers. The Fund may also invest in other debt securities that pay a rate of interest or dividends that is adjusted periodically by reference to some specified index or market rate. Such securities are included within the definition of fixed income securities as used in this Prospectus other than for purposes of determining compliance with the Fund's investment policy of investing, under normal market conditions, at least 65% of its total assets in investment grade fixed income securities. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period.

     Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Generally, the longer the maturity of a fixed income security, the greater the fluctuations in its value because of market and credit risk.

U.S. GOVERNMENT SECURITIES
--------------------------

     U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

     Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities will fluctuate as interest rates change. Thus, for example, the value of an investment in U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those of other fixed income securities of comparable maturities.

     Some U.S. Government Securities, such as Government National Mortgage Association Certificates, are known as "mortgage-backed" securities, representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities. See "Collateralized Mortgage Obligations" below for additional information regarding the risks associated with mortgage-backed securities.

     In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Treasury securities. These investment instruments may be highly volatile.

ZERO COUPON SECURITIES
----------------------

     The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on zero coupon securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may be forced to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is generally more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS
-----------------------------------

     The Fund may invest in collateralized mortgage obligations ("CMOs"). A CMO is a limited recourse security backed by a portfolio of mortgages or, more typically, by mortgage-backed securities held under an indenture. CMOs may be issued by instrumentalities of the U.S. Government or by non-governmental entities. The issuer's obligation to make interest and principal payments is derived from and secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the interest rate paid by the retired CMO. A faster than anticipated rate of prepayments will generally result in losses on CMO's representing interests in the interest payments on the underlying portfolio of mortgage-backed securities. Because of the early retirement feature, CMOs may be more volatile than many other fixed income investments. In addition, slower than anticipated prepayments on the underlying mortgages can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES
-------------------------------------

     The Fund may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities are securities that represent an interest in, or are secured by, mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments, hotels and motels, nursing homes, hospitals, and senior living centers. The commercial mortgage-backed securities market is newer and in terms of total outstanding principal amount of issues is relatively small compared to the total size of the market for residential mortgage-backed securities.

     Commercial mortgage-backed securities are generally structured similarly to pass-through securities or to CMOs, although other structures are possible.
They may pay fixed or adjustable rates of interest. Commercial mortgage-backed securities have been issued in public or private transactions by a variety of public and private issuers.

     The commercial mortgage loans that underlie commercial mortgage-backed securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans, and may not be fully amortizing, meaning that they have a significant principal balance, or "balloon" payment, due on maturity.

Assets underlying commercial mortgage-backed securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. At the same time, commercial mortgage-backed securities may have a lower prepayment risk than residential mortgage-backed securities, because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans.


STRIPPED MORTGAGE-BACKED SECURITIES
-----------------------------------


     The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.


     In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

WHEN-ISSUED SECURITIES
----------------------

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is issued. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually held in its portfolio at the time. When the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES
----------------------

     Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

FOREIGN SECURITIES
------------------

     The Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund will not purchase a foreign security (for purposes of this limitation securities of Canadian issuers publicly traded in the United States will not be treated as foreign securities) if, as a result, the Fund's total holdings of foreign securities would exceed 20% of the Fund's total assets.

     Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. In addition, the remedies of the Fund may be extremely limited if a foreign issuer defaults on its obligations.

     The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

LOWER RATED FIXED INCOME SECURITIES
-----------------------------------

     The Fund may invest a portion of its assets in securities rated below investment grade ("lower rated fixed income securities"), including securities in the lowest rating categories, and unrated securities determined by Loomis Sayles to be of comparable quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the Fund's investment objective through investments in lower rated fixed income securities may be more dependent on Loomis Sayles's credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases. The value and liquidity of lower rated fixed income securities may be diminished by adverse publicity and investor perceptions. In addition, legislation that limits the tax benefits to issuers or holders of taxable lower rated fixed income securities or that limits the ability of certain categories of financial institutions to invest in these securities may adversely affect their market value. The secondary market for lower rated fixed income securities may be less liquid than the secondary market for higher rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities by the Fund more difficult. Certain lower rated fixed income securities do not pay interest on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may be required to sell securities at times when Loomis Sayles would not otherwise deem it advisable to do so in order to generate cash for distributions. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Investment grade fixed income securities may share some of the characteristics of lower rated fixed income securities described above.


YEAR 2000
---------


     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders.
Loomis Sayles has advised the Fund that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio
                             -------------------------------------------------
securities held by the Fund may be adversely affected by the inability of the
-----------------------------------------------------------------------------
securities' issuers or of third parties to process this type of information
---------------------------------------------------------------------------
properly.
---------


                         THE FUND'S INVESTMENT ADVISER

     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms.


     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Board of Trustees supervises Loomis Sayles's conduct of the affairs of the Fund.


     The portfolio manager for the Fund since its inception has been Daniel J. Fuss, who has been with Loomis Sayles since 1976 and is head of the Fixed Income Management Group. Mr. Fuss is an Executive Vice President and Director of Loomis Sayles.

                                 FUND EXPENSES


     The Fund pays Loomis Sayles a monthly investment advisory fee. This fee is paid at the annual rate of 0.40% of the Fund's average daily net assets.

     In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees of the Fund's custodian, independent accountants and legal counsel and fees of the Trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

     Loomis Sayles has voluntarily undertaken for an indefinite period to waive its fees and, to the extent necessary, to bear other Fund expenses in order to limit the Fund's total operating expenses to .55% of average annual net assets.


                            PORTFOLIO TRANSACTIONS


     Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Fund. Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may result in higher costs such as higher brokerage commissions and higher levels of taxable gains. Portfolio turnover rates for the life of the Fund are set forth above under the headings "Financial Highlights" and "Prior Performance." See "Dividends, Capital Gain Distributions and Taxes" for information on the tax consequences of investing in the Fund.

                            HOW TO PURCHASE SHARES

     You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to Loomis Sayles.

     The minimum initial investment in the Fund is $3,000,000. Subsequent investments must be at least $50,000. The Trust reserves the right to waive these minimums in its sole discretion.

     Shares of the Fund may be purchased by exchange of (i) cash, (ii) securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling (617) 482-2450.

     Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the 1933 Act or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by the exchange of securities.

     Upon acceptance of your order, the Trust opens an account for you, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction. After an account has been established, you may send subsequent investments at any time.

     The Trust reserves the right to reject any purchase order for any reason which the Trust in its sole discretion deems appropriate. Although the Trust does not anticipate that it will do so, the Trust reserves the right to suspend or change the terms of the offering of its shares.

     The price you pay will be the per share net asset value next calculated after a proper investment order is received by the Trust. Shares of the Fund are sold without any sales charge. The net asset value of the Fund's shares is calculated by dividing the Fund's net assets by the number of shares outstanding. Net asset value is calculated at least weekly and as of the close of the New York Stock Exchange (the "Exchange") on each day on which an order for purchase or redemption of Fund shares is received and on which the Exchange is open for unrestricted trading. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.


                             HOW TO REDEEM SHARES

     You can redeem your shares by sending a written request to the Trust.

     The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the written request in the exact names in which the shares are registered and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

     The redemption price will be the net asset value per share next determined after the written redemption request is received by the Trust in proper form. The Trust usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Trust by calling (617) 482-2450 for details.

     Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. If you purchased your shares by check and your check was deposited less than fifteen days prior to the redemption request, the Trust may withhold redemption proceeds until your check has cleared.

     Redemption proceeds may be made in money or in kind, or partly in money and partly in kind, as determined by the Trust.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.


                               OTHER INFORMATION


     The Trustees may, without shareholder approval, divide the Trust's shares of beneficial interest into multiple series. The Trust is currently divided into seven series, including the Fund and the other funds listed on the cover of this Prospectus.

     The Fund's investment performance may from time to time be included in advertisements about the Fund.

     The Fund's yield will be computed by dividing the Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period.

     Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gain distributions).

     All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     Because the Fund is designed primarily for tax-exempt investors such as pension plans, endowments and foundations, the Fund is not managed with a view to reducing taxes. The Fund pays any net investment income to shareholders as monthly dividends. The Fund also distributes all of its net realized capital gains after applying any capital loss carryovers. Any capital gain distributions are normally made annually in December, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

     Your dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund on the payment date unless you have elected to receive cash. Dividends and capital gain distributions will be taxed as described below whether received in cash or additional shares.

     The Fund intends to qualify as a "regulated investment company" under the
Internal Revenue Code of 1986, as amended.   As such, so long as the Fund
distributes substantially all its net investment income and net realized capital gains to its shareholders on a current basis, the Fund itself does not pay any federal income or excise tax. The Fund intends to make sufficient distributions to be relieved of federal taxes.


     Income dividends and short-term capital gain distributions are treated as ordinary income to you whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such whether distributed in cash or additional shares and regardless of how long you have held your shares. However, any loss recognized by you on the taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distribution you received with respect to the shares.

     The Fund is required to withhold 31% of redemption proceeds, income dividends and capital gain distributions it pays to you (1) if you do not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that you have underreported income in the past, or (3) if you fail to certify to the Fund that you are not subject to such withholding.

     In January of each year, the Trust will send you a statement showing the federal tax status of dividends and distributions paid to you during the preceding year.


     The foregoing summarizes certain U.S. federal income tax consequences of investing in the Fund. Before investing, you should consult your own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.


TRANSFER AND DIVIDEND                        INVESTMENT ADVISER
PAYING AGENT AND                             Loomis, Sayles & Company, L.P.
CUSTODIAN OF ASSETS                          One Financial Center
State Street Bank and Trust Company          Boston, Massachusetts  02111
Boston, Massachusetts 02102

                                                                      APPENDIX A


                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.


STANDARD & POOR'S
-----------------

                                      AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

The rating C is reserved for income bonds on which no interest is being paid.

                                       D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.


                                       R


This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

                                      AAA

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

Bonds that are rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there are other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

       1.     An application for rating was not received or accepted.

       2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

       3.     There is lack of essential data pertaining to the issue or issuer.

       4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1, and those with the weakest investment attributes are designated by the symbols Aa3, A3, Baa3, Ba3 and B3.

                        LOOMIS SAYLES INVESTMENT TRUST

                 LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles California Tax-Free Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS......................  -3-

MANAGEMENT OF THE TRUST.............................................. -10-

INVESTMENT ADVISORY AND OTHER SERVICES............................... -13-

PORTFOLIO TRANSACTIONS AND BROKERAGE................................. -15-

DESCRIPTION OF THE TRUST............................................. -16-

HOW TO BUY SHARES.................................................... -19-

NET ASSET VALUE...................................................... -19-

REDEMPTIONS.......................................................... -19-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS.......... -20-

FINANCIAL STATEMENTS................................................. -23-

CALCULATION OF YIELD AND TOTAL RETURN................................ -23-

PERFORMANCE COMPARISONS.............................................. -24-

PERFORMANCE DATA..................................................... -28-

APPENDIX APUBLICATIONS THAT MAY CONTAIN FUND INFORMATION............. -29-

APPENDIX BADVERTISING AND PROMOTIONAL LITERATURE..................... -31-

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles California Tax-Free Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (for purposes of this restriction, governmental issuers of tax-exempt securities are not considered part of any industry).

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     The Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represent interests in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because an investor investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

California Tax-Exempt Securities
--------------------------------

     In addition to general economic pressures, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could adversely affect the State of California's ability to raise revenues to meet its financial obligations. The following information is only a brief summary, is not a complete description and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California that have come to the attention of the Trust and were available before the date of this Statement of Additional Information. The Trust has not independently verified the accuracy and completeness of the information contained in those statements and prospectuses.

     As used below, "California Tax-Exempt Securities" includes issues secured by a direct payment obligation of the State and obligations of other issuers that rely in whole or in part on State revenues to pay their obligations. Property tax revenues and part of the State's General Fund surplus are distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be so distributed in the future is unclear.


     Overview.  After suffering through a severe recession, since the start of
     --------
1994 California's economy has been on a steady recovery. The recession seriously affected State tax revenues and caused an increase in expenditures for health and welfare programs. As a result, from the late 1980s until 1992-93, the State experienced recurring budget deficits. During this period, expenditures exceeded revenues in four out of six years up to 1992-93, and the State accumulated a budget deficit of about $2.8 billion at its peak at June 30, 1993. A further consequence of the large budget imbalances was to significantly reduce the State's available cash resources and require it to use a series of external borrowings to meet its cash needs.


     The State's financial condition improved markedly during the 1995-96 and 1996-97 fiscal years, through a combination of higher than expected revenues and a slowdown in spending. The State's cash position also improved, and no external borrowings occurred over the end of those two fiscal years. The substantially greater tax revenues that the State received were spent largely on schools (as mandated by State law), and the accumulated budget deficit was finally eliminated. In January 1998, the State Department of Finance reported that the State's budget reserve was $461 million as of June 30, 1997, and projected that the budget reserve balance will be $329 million at June 30, 1998. The Governor's proposed budget for 1998-99, which was released on January 9, 1998, projects that the budget reserve at June 30, 1999 will be $296 million.

     Because of the deterioration in the State's financial condition, the State's credit ratings have been reduced. Since October 1992, three major nationally recognized statistical rating organizations have lowered the State's general obligation bond rating from the highest rating of "AAA" to "A+" by Standard and Poor's, "A1" by Moody's Investors Service, Inc., and "AA-" by Fitch Investors Service, Inc. In October 1997, Fitch Investors Service, Inc. upgraded the State's general obligation bond rating from "A+" to "AA-."

     State Appropriations Limit.  Subject to certain exceptions, the State is
     --------------------------
subject to an annual appropriations limit imposed by its Constitution on "proceeds of taxes." Various expenditures, including but not limited to debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

Issues Affecting Local Governments and Special Districts
--------------------------------------------------------

     Proposition 13.  Certain California Tax-Exempt Securities may be
     --------------
obligations of issuers that rely in whole or in part on ad valorem real property taxes for revenue. In 1978, California voters approved Proposition 13, which limits ad valorem real property taxes and restricts the ability of taxing entities to increase property tax and other revenues. With certain exceptions, the maximum ad valorem real property tax is limited to 1% of the value of real property. The value of real property may be adjusted annually for inflation at a rate not exceeding 2% per year, or reduced to reflect declining value, and may also be adjusted when there is a change in ownership or new construction with respect to the property. Constitutional challenges to Proposition 13 to date have been unsuccessful.

     The State, in response to the significant reduction in local property tax revenues as a result of the passage of Proposition 13, enacted legislation to provide local government with increased expenditures from the General Fund. This post-Proposition 13 fiscal relief has ended.

     Proposition 62.  This initiative placed further restrictions on the ability
     --------------
of local governments to raise taxes and allocate approved tax revenues. Although some of the California Courts of Appeal held that parts of Proposition 62 were unconstitutional, the California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.


     Proposition 218.  Passed in November 1996, this initiative places
     ---------------
additional limitations on the ability of California local governments to impose or raise various taxes, assessments, charges and fees by requiring voter approval of such items. General taxes and many assessments and fees that were passed without public approval after 1994 and before November 6, 1996 must be approved by voters to continue in effect. In addition, Proposition 218 clarified the right of local voters to reduce taxes, fees, assessments or charges. Proposition 218 does not affect the State's ability to levy or collect taxes.

     Propositions 98 and 111.  These initiatives changed the State
     -----------------------
appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues.
The initiatives also require that the State establish a prudent reserve fund for public education.

     Appropriations Limit.  Local governmental entities are also subject to
     --------------------
annual appropriations limits. If a local government's revenues in any year exceed the limit, the excess must be returned to the public through a revision of tax rates or fee schedules over the following two years.

     Conclusion.  The effect of these Constitutional and statutory changes and
     ----------
of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend upon whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy.

Additional Issues.
-----------------

     Mortgages and Deeds of Trust.  The Fund may invest in issues that are
     ----------------------------
secured in whole or in part by mortgages or deeds of trust on real property. California law limits the remedies of a creditor secured by a mortgage or a deed of trust, which may result in delays in the flow of revenues to, and debt service paid by, an issuer.

     Lease Financings.  Some local governments and districts finance certain
     ----------------
activities through lease arrangements. It is uncertain whether such lease financings are debt that requires voter approval.

     Seismic Risk.  It is impossible to predict the time, location or magnitude
     ------------
of a major earthquake or its effect on the California economy. In January 1994 a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        -------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.


DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.


MARK W.  HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                         ---------
     and Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
     Counsel and   Vice President, Loomis Sayles.  Formerly, Senior Counsel and
     Vice President, New England Funds, L.P.

ROBERT J.  BLANDING (50) -- Executive Vice President.  465 First Street West,
                            ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.

QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.

ROBERT K.  PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.


MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles.
                         ---------------

FREDERICK E. SWEENEY, JR. (37) --Vice President.  Vice President, Loomis Sayles.
                                 ---------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles is compensated at the rate of $10,000 per annum. No Trustee will receive compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.


                              COMPENSATION TABLE
                     for the year ended December 31, 1997

------------------------------------------------------------------------------------------------
      (1)                (2)                (3)                (4)                 (5)

Name of Person,       Aggregate         Pension or          Estimated      Total Compensation
  Position          Compensation        Retirement            Annual       from Trust and Fund
                     from Trust          Benefits         Benefits Upon      Complex Paid to
                                      Accrued as Part      Retirement            Trustee
                                     of Fund Expenses
------------------------------------------------------------------------------------------------

Timothy J. Hunt,     $10,000                 $0                $0                $10,000
Trustee



     As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.


     The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding voting securities as of March 31, 1998.

Shareholder                              Address             Percentage of Shares Held
-----------                              -------             -------------------------

First American                400 First American Center                          11.84%
Trust Company, Paul M.        Nashville, TN 37237-0402
Davis for Peter Davis

Phillipa Scott Trust          16133 Ventura Boulevard                             9.73%
                              Encino, CA 91436

Koeppel Family Trust          1445 Cabellero Road                                 8.68%
                              Arcadia, CA 91006

Joseph E. & Ellen Mueth       225 S. Lake Avenue                                  8.56%
TTEEs, Mueth Family Trust     Pasadena, CA 91101

Camille Basha & Connie        1015 San Marino Avenue                              7.76%
Vitale JTTE                   San Marino, CA  91108

Judith Ann Kenyon, Trustee    1755 Warwick Avenue                                 6.00%
Trust Dated 2/23/89           San Marino, CA 91108

Connie Vitale & Camille       1015 San Marino Avenue                              5.74%
Basha JTTE                    San Marino, CA 91108

First American                400 First American Center                           5.22%
Trust Company,                Nashville, TN 37237-0402
Paul Davis for Peter Davis
Family

                    INVESTMENT ADVISORY AND OTHER SERVICES

      Advisory Agreement.  Loomis Sayles serves as investment adviser to the
      ------------------
Fund under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .50% of the Fund's average weekly net assets.

      Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

      As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.


      During the 1995 fiscal period (June 1, 1995 through December 31, 1995), the 1996, and the 1997 fiscal years, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amounts of fees for the Fund:


        Period
Waivers/Reimbursements   Advisory Fees       Fee
----------------------   -------------       ---
          1995              $19,742          $ 28,897
          1996              $52,945          $ 64,804
          1997              $77,450          $117,260


      The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

      The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

      The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


      Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Funds, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and to the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


       The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


      Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

      Custodial Arrangements.  State Street Bank and Trust Company ("State
      ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


      Independent Accountants.  The Fund's independent accountants are Coopers &
      -----------------------
Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

      In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

      Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

      Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


      The following table sets forth for the 1995 fiscal period (June 1, 1995 to December 31, 1995), the 1996 and the 1997 fiscal years (1) the aggregate dollar amounts of brokerage commissions paid on portfolio transactions during such periods, (2) the dollar amounts of transactions on which commissions were paid during such periods that were directed to brokers providing research services ("directed transactions") and (3) the dollar amounts of commissions paid on directed transactions during such periods:


                   (1)           (2)             (3)
                Aggregate                    Commissions
                Brokerage     Directed       On Directed
                Commissions   Transactions   Transactions
      Period        ($)           ($)            ($)
      ------    -----------   ------------   ------------
       1995             $ 0            $ 0            $ 0
       1996             $ 0            $ 0            $ 0
       1997             $ 0            $ 0            $ 0



                           DESCRIPTION OF THE TRUST

      The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

      The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

      The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

      As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

      The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the

Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

      The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE


      The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                  REDEMPTIONS

      The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

      The redemption price will be the net asset value per share next determined
      --------------------------------------------------------------------------
after the redemption request and any necessary special documentation are
------------------------------------------------------------------------
received by the Trust in proper form.  Proceeds resulting from a written
-------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

      The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

      A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."


          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

      As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of the Fund to pay its shareholders, as monthly dividends, substantially all net income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

      Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

      As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short term capital gains over its net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


      An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


      The Code permits a regulated investment company that at the close of each quarter of the Funds taxable year has at least 50% of the value of its total assets invested in obligations the interest on which is excludable from federal gross income to pass through to its investors, tax-free, its net tax-exempt interest income. The policy of the Fund is to pay each year as dividends all of the Fund's tax-exempt interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof derived from tax-exempt interest and designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of the Fund's taxable year, but the aggregate of such dividends may not exceed the net tax-exempt interest received by the Fund during the taxable year. The percentage of the dividends paid for any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year, regardless of the period for which the shares were held.


      Exempt-interest dividends may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes. Each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if such shareholder were treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund.

      If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California personal income taxation if held by an individual, then the Fund will be qualified to pay dividends that are exempt from California personal income tax. The Fund intends to qualify to pay such dividends. For California personal income tax purposes, distributions derived from other investments and distributions from any net realized capital gains will be taxable, whether paid in cash or reinvested in additional shares.

      Interest derived from California tax-exempt securities is not subject to the California alternative minimum tax. For California personal income tax purposes, the entire amount of interest on any indebtedness incurred to purchase or carry shares of the Fund will not be deductible.

      Distributions from investment income and capital gains, including dividends derived from interest paid on California tax-exempt securities, will be subject to California franchise tax and California corporate income tax.

      Shareholders of the Fund will be subject to federal income taxes on taxable distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net taxable income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund.


      Taxable dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes.


      Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. If a shareholder sells Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares and will be treated as long-term capital loss to the extent of any long-term capital gain distributions received with respect to the shares. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.


      The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


      If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code, regulations and applicable provisions of California tax law currently in effect. For the complete provisions, reference should be made to the pertinent Code sections, regulations and applicable provisions of California tax law. These authorities are subject to change by legislative or administrative action.


      Dividends and distributions also may be subject to other state and local taxes or foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.


      The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS


      The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its 1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617) 482-2450.


      The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.


                     CALCULATION OF YIELD AND TOTAL RETURN

      Yield.  The Fund's yield will be computed by dividing the Fund's net
      -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

      At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

      Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

      Total Return.  Total return with respect to the Fund is a measure of the
      ------------
change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS


      The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly.
      --------------------------------
The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date,

1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MICROPAL, INC. distributes mutual fund rankings weekly and monthly.  The
      --------------
rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
      -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and
      -------------------------------------
is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain).  Weisenberger rankings do not reflect deduction of sales charges or fees.

      Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

      CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
      --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

      DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a
      ----------------------------
market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

      LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.  The Lehman Brothers
      ------------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed rate
      ------------------------------------------
debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

      LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government
      --------------------------------------
Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

      LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal Bond
      -------------------------------------
Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

      MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from 20
      ----------------
different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

      MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of all
      -------------------------
stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

      MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch Government/
      -----------------------------------------
Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

      MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
      -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

      RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
      ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

      SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers World
      --------------------------------------------
Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

      STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra Growth
      -------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

      STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra Value
      ------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").  The
      ------------------------------------------------------------------
S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

      From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of the Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                               PERFORMANCE DATA


      The manner in which yield and total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of the Fund's yield at December 31, 1997 and the Fund's total return
(i) for the one-year period ended December 31, 1997 and (ii) for the period from the Fund's commencement of operations to December 31, 1997.

                               Performance Data*


                                                  Average
                            Average                Annual
                             Annual                 Total
                          Total Return             Return
                            for the          from the Commencement
Current SEC Yield    One-Year Period ended   of Operations** through
   at 12/31/97              12/31/97                12/31/97
   -----------              --------                --------
   4.45%                      7.25%                   6.33%



*Performance would have been lower if the management fee had not been waived and certain other expenses had not been reimbursed by Loomis Sayles. In the absence of the expense limitation, actual yield and total return would have been 3.76% (yield), and 6.49% and 5.65% for the one-year period ended December 31, 1997 and for the period from the Fund's commencement of operations to December 31, 1997, respectively.

**Inception date of the Fund is June 1, 1995.

                                                                      APPENDIX A
                PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World

Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek

Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram

World Wide Web
Worth Magazine
WRKO

                                                                      APPENDIX B
                    ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

     Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

     Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

     Specific and general investment philosophies, strategies, processes and techniques

     Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

     Industry conferences at which Loomis Sayles participates

     Current capitalization, levels of profitability and other financial information

     Identification of portfolio managers, researchers, economists, principals and other staff members and employees

     The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

     Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

     Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

      References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

     Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

     Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES INVESTMENT TRUST

                     LOOMIS SAYLES CORE FIXED INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Core Fixed Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................  -3-

MANAGEMENT OF THE TRUST........................................  -9-

INVESTMENT ADVISORY AND OTHER SERVICES......................... -12-

PORTFOLIO TRANSACTIONS AND BROKERAGE........................... -14-

DESCRIPTION OF THE TRUST....................................... -16-

HOW TO BUY SHARES.............................................. -18-

NET ASSET VALUE................................................ -18-

REDEMPTIONS.................................................... -19-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS.... -19-

FINANCIAL STATEMENTS........................................... -22-

CALCULATION OF YIELD AND TOTAL RETURN.......................... -22-

PERFORMANCE COMPARISONS........................................ -23-

PERFORMANCE DATA............................................... -26-

APPENDIX A
     PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION............ -28-

APPENDIX B
     ADVERTISING AND PROMOTIONAL LITERATURE.................... -30-

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Core Fixed Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3)   Make loans. (For purposes of this investment restriction, neither
            (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to a "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------


     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represent interests in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

     Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because an investor investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Lower Rated Fixed Income Securities
-----------------------------------

     The Fund will purchase securities rated at least BBB- by Standard & Poor's ("S&P") and Baa3 by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined to be of comparable quality by Loomis Sayles. In the event that the credit rating of a security held by the Fund falls below investment grade (or, in the case of unrated securities, Loomis Sayles determines that the quality of such security has deteriorated below investment grade), the Fund will not be obligated to dispose of such security and may continue to hold such security if, in the opinion of Loomis Sayles, such investment is appropriate in the circumstances. Securities rated below investment grade ("lower rated fixed income securities") generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the Fund's investment objective through investment in lower rated fixed income securities may be more dependent on Loomis Sayles's credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases. The value and liquidity of lower rated fixed income securities may be diminished by adverse publicity and investor perceptions. In addition, legislation that limits the tax benefits to issuers or holders of lower rated fixed income securities or that limits the ability of certain categories of financial institutions to invest in these securities may adversely affect their market value. The secondary market for lower rated fixed income securities may be less liquid than the secondary market for higher rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities by the Fund more difficult. Certain lower-rated fixed income securities do not pay interest on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may be required to sell securities at times when Loomis Sayles would not otherwise deem it advisable to do so to generate cash for distributions. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Investment grade fixed income securities rated BBB by S&P or Baa by Moody's may share some of the characteristics described above.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        -------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.

DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.

MARK W.  HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                         ---------
     and Director, Loomis Sayles.

SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
     Counsel and   Vice President, Loomis Sayles.  Formerly, Senior Counsel and
     Vice President, New England Funds, L.P.

ROBERT J.  BLANDING (50) -- Executive Vice President.  465 First Street West,
                            ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.

WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.

QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------

KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------

JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.

ROBERT K.  PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.

ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.

MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles.
                         ---------------


FREDERICK E. SWEENEY, JR. (37) --Vice President.  Vice President, Loomis Sayles.
                                 ---------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and
prior to   that served as Vice President of New England Investment
Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles will be compensated at the rate of $10,000 per annum. No Trustee will receive compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.


                              COMPENSATION TABLE
                     for the year ended December 31, 1997

---------------------------------------------------------------------------------------------

        (1)                (2)             (3)               (4)               (5)
   Name of Person,      Aggregate       Pension or        Estimated     Total Compensation
      Position        Compensation      Retirement          Annual      from Trust and Fund
                       from Trust        Benefits       Benefits Upon     Complex Paid to
                                      Accrued as Part     Retirement          Trustee
                                     of Fund Expenses
---------------------------------------------------------------------------------------------

Timothy J. Hunt,        $10,000            $0                $0                $10,000
Trustee




     As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.

     As of March 31, 1998, Asbestos Workers Local #84 Pension Plan may be deemed to control the Fund because it owned of record more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and such shareholder may be able to approve such matters without the approval of any other shareholder. The following table sets forth the name, address and percentage ownership of each holder of more than 5% of the Fund's outstanding securities as of March 31, 1998:


                                                                           Percentage of
  Shareholder                              Address                         Shares Held
  -----------                              -------                         -----------
Asbestos Workers Local #84 Pension         36 East Warner Road            29.29%
Plan                                       Akron, OH 44319

Crane Plastics Employee Retirement Plan    P.O. Box 1047                  15.25%
                                           Columbus, OH 43216

Franklin University                        201 S. Grant Avenue            10.61%
                                           Columbus, OH 43215

Southeastern Michigan                      25180 Lahser Road               8.87%
Chapter, NECA                              P.O. Box 385
                                           Southfield, MI 48037

Sheet Metal Workers Local Union            2075 West Big Beaver            8.66%
No. 292 Annuity Fund                       #520
                                           Troy, MI  48084

Hospitalers Committee of Detroit           Commandery No. 1                7.95%
                                           500 Temple Ave.
                                           Detroit, MI 48201

Sign, Pictorial & Display Union            30700 Telegraph Road            6.05%
Local #591 AFL-CIO Display Group           Suite 2400
Supplemental Pension Fund                  Bingham Farms, MI 48025

The Wagnalls Memorial Foundation           150 E. Columbus Street          5.14%
                                           P.O. Box 217
                                           Lithopolis, OH 43136



                    INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreement.  Loomis Sayles serves as investment adviser to the Fund
     ------------------
under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .50% of the Fund's average weekly net assets.

     Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

     As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.


     During the 1996 fiscal period (April 24, 1996 through December 31, 1996) and the 1997 fiscal year, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amount of fees for the Fund:


      Period            Advisory Fees        Fee Waivers/Reimbursements
      ------            -------------        --------------------------

      1996                 $18,961                    $ 30,882
      1997                 $44,126                    $102,202

     The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Funds, a series of New England Funds Trust III, a registered open-end management investment company and the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of

Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


     Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Custodial Arrangements.  State Street Bank and Trust Company ("State
     ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


     Independent Accountants.  The Fund's independent accountants are Coopers &
     -----------------------
Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


     The following table sets forth for the 1996 fiscal period (April 24, 1996 through December 31, 1996) and the 1997 fiscal year (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such period, (2) the dollar amount of transactions on which commissions were paid during such period that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such period:


                        (1)                    (2)                      (3)
                     Aggregate                                      Commissions
                     Brokerage               Directed               on Directed
Period            Commissions ($)       Transactions ($)         Transactions ($)
------           ----------------       ----------------         ----------------
 1996                  $ 0                    $ 0                        $0
 1997                  $ 0                    $ 0                        $0

                            DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

     The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of
policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

     As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. The Fund intends to make such determination at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.

                                  REDEMPTIONS

     The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

     The redemption price will be the net asset value per share next determined
     --------------------------------------------------------------------------
after the redemption request and any necessary special documentation are
------------------------------------------------------------------------
received by the Trust in proper form.  Proceeds resulting from a written
------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes," it is the policy of the Fund to pay its shareholders annually, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.


     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.


     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.


     Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


                             FINANCIAL STATEMENTS


     The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its 1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617) 482-2450.


     The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                     CALCULATION OF YIELD AND TOTAL RETURN

     Yield.  The Fund's yield will be computed by dividing the Fund's net
     -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Total Return.  Total return with respect to the Fund is a measure of the
     ------------
change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.



                            PERFORMANCE COMPARISONS


     The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly.
     --------------------------------
The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MICROPAL, INC. distributes mutual fund rankings weekly and monthly.  The
     --------------
rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
     -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is
     -------------------------------------
distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

     CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
     --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a market
     ----------------------------
value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

       LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.  The Lehman Brothers
       ------------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed rate
     ------------------------------------------
debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

     LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government Bond
     --------------------------------------
Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

     LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal Bond
     -------------------------------------
Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

     MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from 20
     ----------------
different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

     MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of all
     -------------------------
stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

     MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch Government/
     -----------------------------------------
Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

     MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
     -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

     RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
     ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

     SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers World
     --------------------------------------------
Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra Growth
     -------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra Value
     ------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.


     STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value
     -----------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").  The S&P
     ------------------------------------------------------------------
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

     From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.



                               PERFORMANCE DATA


     The manner in which yield and total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of the Fund's yield at December 31, 1997 and the Fund's total return
(i) for the year ended December 31, 1997 and (ii) for the period from the Fund's commencement of operations to December 31, 1997.

                               Performance Data*


                                                 Average Annual
                          Average Annual          Total Return
                           Total Return             from the
                              for the            Commencement of
  Current SEC Yield       One-Year Period     Operations** through
     at 12/31/97          Ended 12/31/97            12/31/97
     -----------          --------------      --------------------
            5.89%             9.22%                   8.64%




* Performance would have been lower if the management fee had not been waived and certain other expenses had not been reimbursed by Loomis Sayles. In the absence of the expense limitation, actual yield and total return would have been 5.19% (yield), and 8.07% and 7.69% for the one-year period ended December 31, 1997 and for the period from the Fund's commencement of operations to December 31, 1997, respectively.

** Inception date of the Fund is April 24, 1996.

                                                                      APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                      Forbes
Adam Smith's Money World                Fort Worth Star-Telegram
America On Line                         Fortune
Anchorage Daily News                    Fox Network and affiliates
Atlanta Constitution                    Fund Action
Atlanta Journal                         Fund Decoder
Arizona Republic                        Global Finance
Austin American Statesman               (the) Guarantor
Baltimore Sun                           Hartford Courant
Bank Investment Marketing               Houston Chronicle
Barron's                                INC
Bergen County Record (NJ)               Indianapolis Star
Bloomberg Business News                 Individual Investor
Bond Buyer                              Institutional Investor
Boston Business Journal                 International Herald Tribune
Boston Globe                            Internet
Boston Herald                           Investment Advisor
Broker World                            Investment Company Institute
Business Radio Network                  Investment Dealers Digest
Business Week                           Investment Profiles
CBS and affiliates                      Investment Vision
CDA Investment Technologies             Investor's Daily
CFO                                     IRA Reporter
Changing Times                          Journal of Commerce
Chicago Sun Times                       Kansas City Star
Chicago Tribune                         KCMO (Kansas City)
Christian Science Monitor               KOA-AM (Denver)
Christian Science Monitor News Service  LA Times
Cincinnati Enquirer                     Leckey, Andrew (syndicated column)
Cincinnati Post                         Life Association News
CNBC                                    Lifetime Channel
CNN                                     Miami Herald
Columbus Dispatch                       Milwaukee Sentinel
CompuServe                              Money Magazine
Dallas Morning News                     Money Maker
Dallas Times-Herald                     Money Management Letter
Denver Post                             Morningstar
Des Moines Register                     Mutual Fund Market News
Detroit Free Press                      Mutual Funds Magazine
Donoghues Money Fund Report             National Public Radio
Dorfman, Dan (syndicated column)        National Underwriter
Dow Jones News Service                  NBC and affiliates
Economist                               New England Business
FACS of the Week                        New England Cable News
Fee Adviser                             New Orleans Times-Picayune
Financial News Network                  New York Daily News
Financial Planning                      New York Times
Financial Planning on Wall Street       Newark Star Ledger
Financial Research Corp.                Newsday
Financial Services Week                 Newsweek
Financial World                         Nightly Business Report
Fitch Insights                          Orange County Register

Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times

                                                                      APPENDIX B
                     ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

  . Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

  . Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

  . Specific and general investment philosophies, strategies, processes and techniques

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  .  Industry conferences at which Loomis Sayles participates

  . Current capitalization, levels of profitability and other financial information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

  .  Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES CORE GROWTH FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                April 22, 1998




This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Core Growth Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.......................................................   -3-

MANAGEMENT OF THE TRUST...............................................................................   -8-

INVESTMENT ADVISORY AND OTHER SERVICES................................................................  -10-

PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................................  -14-

DESCRIPTION OF THE TRUST..............................................................................  -15-

HOW TO BUY SHARES.....................................................................................  -18-

NET ASSET VALUE.......................................................................................  -18-

REDEMPTIONS...........................................................................................  -19-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS...........................................  -19-

FINANCIAL STATEMENTS..................................................................................  -22-

CALCULATION OF TOTAL RETURN...........................................................................  -22-

PERFORMANCE COMPARISONS...............................................................................  -23-

PERFORMANCE DATA......................................................................................  -26-

APPENDIX A
     PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION...................................................  -27-

APPENDIX B
     ADVERTISING AND PROMOTIONAL LITERATURE...........................................................  -29-

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Core Growth Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represent interests in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

     Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because an investor investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

      The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

                            MANAGEMENT OF THE TRUST

      The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee. 26 Dennett Road, Marblehead, Massachusetts.
      Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.


DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.


MARK W. HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                        ---------
      and Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer. Assistant
                        --------------------------------
      General Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

ROBERT J.  BLANDING (50) -- Executive Vice President.  465 First Street West,
                            ------------------------
      Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
      Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.




QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------

JEFFREY L. MEADE (47) -- Vice President. Chief Operating Officer, Executive Vice
      President and Director, Loomis Sayles.

ROBERT K.  PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
      California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.


MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles.
                         ---------------


FREDERICK E. SWEENEY, JR. (37) --Vice President.  Vice President, Loomis Sayles.
                                 ---------------
      Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
      Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

      Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

      The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles is compensated at the rate of $10,000 per annum. No Trustee received compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.

                              COMPENSATION TABLE

                     for the period ended December 31, 1997

-----------------------------------------------------------------------------------------------
     (1)                (2)               (3)                (4)                  (5)
Name of Person,      Aggregate         Pension or          Estimated             Total
Position            Compensation       Retirement            Annual           Compensation
                     from Trust         Benefits           Benefits Upon     from Trust and
                                    Accrued as Part of      Retirement       Fund Complex
                                      Fund Expenses                          Paid to Trustee
-----------------------------------------------------------------------------------------------
 Timothy J. Hunt,      $10,000             $ 0                 $ 0               $10,000
   Trustee

     As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.


     As of March 31, 1998, Brockton Health Corp. Endowment may be deemed to control the Fund because it owned of record more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholder. The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding securities as of March 31, 1998:


Shareholder                  Address                       Percentage of Shares Held
-----------                  -------                       -------------------------
Brockton Health Corp.        680 Centre Street                       51.71%
Endowment                    Brockton, MA  02402-3395

Brockton Hospital            680 Centre Street                       27.54%
Pension Trust                Brockton, MA  02402-3395

Jewish Federation of         130 Sessions Street                     17.32%
Rhode Island                 Providence, RI  02906





                    INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreement.  Loomis Sayles serves as investment adviser to the Fund
     ------------------
under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .50% of the Fund's average weekly net assets.

     Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

     As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.

     During the 1995 fiscal period (October 1, 1995 through December 31, 1995), the 1996 and the 1997 fiscal years, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amounts of fees for the Fund:


                                              Fee
Period            Advisory Fees           Waiver/Reimbursements
------            -------------           ---------------------
1995              6,994                   $10,955
1996              90,223                  $42,419
1997              162,506                 $78,709


     The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     Loomis Sayles acts as investment adviser, to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company.

Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and to the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


     The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

Officers of the Trust who hold positions Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Custodial Arrangements. State Street Bank and Trust Company ("State
     ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

     Independent Accountants. The Fund's independent accountants are Coopers &
     -----------------------
Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

     The following table sets forth for the 1995 fiscal period (October 1, 1995 to December 31, 1995), the 1996 fiscal year and the 1997 fiscal year (1) the aggregate dollar amounts of brokerage commissions paid on portfolio transactions during such periods, (2) the dollar amounts of transactions on which commissions were paid during such periods that were directed to brokers providing research services ("directed transactions") and (3) the dollar amounts of commissions paid on directed transactions during such periods:


                   (1)               (2)                 (3)
                Aggregate                             Commissions
                Brokerage          Directed           On Directed
     Period    Commissions ($)   Transactions ($)   Transactions ($)
     -------   ---------------   ----------------   ----------------
      1995        $ 7,158               $ 0               $ 0
      1996        $53,021               $ 0               $ 0
      1997        $74,893               $ 0               $ 0


                           DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

     The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

     As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE


     The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over the counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock

Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.

                                  REDEMPTIONS

     The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

     The redemption price will be the net asset value per share next determined
     --------------------------------------------------------------------------
after the redemption request and any necessary special documentation are
------------------------------------------------------------------------
received by the Trust in proper form. Proceeds resulting from a written
------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes," it is the policy of the Fund to pay its shareholders annually, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


     A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.

     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.


     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.


     Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS


     The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its 1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617) 482-2450.


     The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                          CALCULATION OF TOTAL RETURN

     Total Return.  Total Return with respect to the Fund is a measure of the
     ------------
change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS


     The Fund may from time to time include the total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.


     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly.
     --------------------------------
The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MICROPAL, INC. distributes mutual fund rankings weekly and monthly.  The
     --------------
rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
     -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is
     -------------------------------------
distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

     CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
     --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a market
     ----------------------------
value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.  The Lehman Brothers
------------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed rate
     ------------------------------------------
debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

     LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government Bond
     --------------------------------------
Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

     LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal Bond
     -------------------------------------
Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

     MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from 20
     ----------------
different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

     MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of all
     -------------------------
stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

     MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch Government/
     -----------------------------------------
Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

     MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
     -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

     RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
     ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

     SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers World
     --------------------------------------------
Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra Growth
     -------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra Value
     ------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").  The S&P
     ------------------------------------------------------------------
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

     From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                               PERFORMANCE DATA


     The manner in which total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of total return (I) for the one-year period ended December 31, 1997 and (ii) for the period from the Fund's commencement of operations to December 31, 1997.

                               Performance Data*


                 Average Annual             Average Annual
                  Total Return               Total Return
                    for the               from the Commencement
              One-Year Period ended       of Operations** through
                    12/31/97                   12/31/97
                    --------                   --------
                     15.68%                     13.99%



*Performance would have been lower if the management fee had not been waived by Loomis Sayles. In the absence of the expense limitation, actual total return would have been 15.44% and 13.74% for the one-year period ended December 31, 1997 and for the period from the Fund's commencement of operations to December 31, 1997, respectively.

**Inception date of the Fund is October 1, 1995.

                                                                      APPENDIX A
                PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                           Financial Planning
Adam Smith's Money World                     Financial Planning on Wall Street
America On Line                              Financial Research Corp.
Anchorage Daily News                         Financial Services Week
Atlanta Constitution                         Financial World
Atlanta Journal                              Fitch Insights
Arizona Republic                             Forbes
Austin American Statesman                    Fort Worth Star-Telegram
Baltimore Sun                                Fortune
Bank Investment Marketing                    Fox Network and affiliates
Barron's                                     Fund Action
Bergen County Record (NJ)                    Fund Decoder
Bloomberg Business News                      Global Finance
Bond Buyer                                   (the) Guarantor
Boston Business Journal                      Hartford Courant
Boston Globe                                 Houston Chronicle
Boston Herald                                INC
Broker World                                 Indianapolis Star
Business Radio Network                       Individual Investor
Business Week                                Institutional Investor
CBS and affiliates                           International Herald Tribune
CDA Investment Technologies                  Internet
CFO                                          Investment Advisor
Changing Times                               Investment Company Institute
Chicago Sun Times                            Investment Dealers Digest
Chicago Tribune                              Investment Profiles
Christian Science Monitor                    Investment Vision
Christian Science Monitor News Service       Investor's Daily
Cincinnati Enquirer                          IRA Reporter
Cincinnati Post                              Journal of Commerce
CNBC                                         Kansas City Star
CNN                                          KCMO (Kansas City)
Columbus Dispatch                            KOA-AM (Denver)
CompuServe                                   LA Times
Dallas Morning News                          Leckey, Andrew (syndicated column)
Dallas Times-Herald                          Life Association News
Denver Post                                  Lifetime Channel
Des Moines Register                          Miami Herald
Detroit Free Press                           Milwaukee Sentinel
Donoghues Money Fund Report                  Money Magazine
Dorfman, Dan (syndicated column)             Money Maker
Dow Jones News Service                       Money Management Letter
Economist                                    Morningstar
FACS of the Week                             Mutual Fund Market News
Fee Adviser                                  Mutual Funds Magazine
Financial News Network                       National Public Radio

National Underwriter                         USA Today
NBC and affiliates                           USA TV Network
New England Business                         Value Line
New England Cable News                       Wall Street Journal
New Orleans Times-Picayune                   Wall Street Letter
New York Daily News                          Wall Street Week
New York Times                               Washington Post
Newark Star Ledger                           WBZ
Newsday                                      WBZ-TV
Newsweek                                     WCVB-TV
Nightly Business Report                      WEEI
Orange County Register                       WHDH
Orlando Sentinel                             Worcester Telegram
Palm Beach Post                              World Wide Web
Pension World                                Worth Magazine
Pensions and Investments                     WRKO
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report

                                                                      APPENDIX B
                    ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

 .    Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

 .    Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

 .    Specific and general investment philosophies, strategies, processes and techniques

 .    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

 .    Industry conferences at which Loomis Sayles participates

 .    Current capitalization, levels of profitability and other financial information

 .    Identification of portfolio managers, researchers, economists, principals and other staff members and employees

 .    The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

 .    Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

 .    Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

 .    Specific and general references to industry statistics regarding 401(k)
     and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

 .    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES INVESTMENT TRUST

                        LOOMIS SAYLES FIXED INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                 April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Fixed Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                                 TABLE OF CONTENTS


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..........................   -3-

MANAGEMENT OF THE TRUST..................................................   -8-

INVESTMENT ADVISORY AND OTHER SERVICES...................................  -11-

PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................  -13-

DESCRIPTION OF THE TRUST.................................................  -15-

HOW TO BUY SHARES........................................................  -17-

NET ASSET VALUE..........................................................  -18-

REDEMPTIONS..............................................................  -18-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS..............  -19-

FINANCIAL STATEMENTS.....................................................  -21-

CALCULATION OF YIELD AND TOTAL RETURN....................................  -22-

PERFORMANCE COMPARISONS..................................................  -23-

PERFORMANCE DATA.........................................................  -26-

APPENDIX A

     PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION......................   A-1

APPENDIX B

     ADVERTISING AND PROMOTIONAL LITERATURE..............................   B-1

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Fixed Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represents an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        --------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.


DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.


MARK W. HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                        ---------
     and Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
     Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

ROBERT J. BLANDING (50) -- Executive Vice President.  465 First Street West,
                           ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.




QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.

ROBERT K. PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.

MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles
                         ---------------


FREDERICK E. SWEENEY, JR. (37) -- Vice President. Vice President, Loomis Sayles.
                                  --------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles is compensated at the rate of $10,000 per annum. No Trustee received compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.

                               COMPENSATION TABLE


                     for the period ended December 31, 1997

--------------------------------------------------------------------------------
      (1)              (2)               (3)                (4)               (5)

 Name of Person,    Aggregate         Pension or          Estimated           Total
    Position       Compensation   Retirement Benefits      Annual          Compensation
                    and Trust     Accrued as Part of    Benefits Upon    from Trust and
                                     Fund Expenses       Retirement        Fund Complex
                                                                         Paid to Trustee

------------------------------------------------------------------------------------------
Timothy J. Hunt,     $10,000               $0                $0               $10,000
Trustee


     As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.

     The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding securities as of March 31, 1998:


                                                                    Percentage of
     Shareholder                            Address                  Shares Held
     -----------                            -------                  ------------

     Boehringer Ingelheim Corporation       900 Ridgebury Road             13.24%
                                            Ridgefield, CT 06887

     New Hampshire Charitable               37 Pleasant Street             10.51%
       Foundation                           Concord, NH  03301-4005

     Painters & Allied Trades               25 Colgate Road                 9.83%
       District Council #35 Pension Fund    Roslindale, MA 02131-1105

     The Christina Mattin                   14 N. Broadway                  5.86%
       Family Charitable                    Tarrytown, NY 10291
       Remainder Unitrust A

     The Christina Mattin                   14 N. Broadway                  5.86%
       Family Charitable                    Tarrytown, NY 10291
       Remainder Unitrust B

     Trust Mark National Bank TTEE          248 East Capital Street         5.10%
      Mississippi State University          Jackson, MS 39201
      Foundation, Inc.

     City of Manchester Employees           1838 Elm Street                 5.10%
       Retirement System                    Manchester, NH  03104



                     INVESTMENT ADVISORY AND OTHER SERVICES

          Advisory Agreement.  Loomis Sayles serves as investment adviser to the
          ------------------
Fund under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .50% of the Fund's average weekly net assets.

          Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

          As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.


          During the 1995 fiscal period (January 17, 1995 through December 31,
1995), the 1996 and 1997 fiscal years, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amounts of fees for the Fund:

                Period     Advisory Fees     Fee Waivers/Reimbursements
                ------     -------------     --------------------------
                1995       $176,759          $22,746
                1996       $493,582          $     0
                1997       $574,496          $60,854


          The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

          The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

          The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


          Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and to the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


          The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


          Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

          Custodial Arrangements.  State Street Bank and Trust Company ("State
          ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


          Independent Accountants.  The Fund's independent accountants are
          -----------------------
Coopers & Lybrand, L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

          In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

          Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

          Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


          The following table sets forth for the 1995 fiscal period (January 17, 1995 through December 31, 1995), the 1996 and 1997 fiscal years (1) the aggregate dollar amounts of brokerage commissions paid on portfolio transactions during such periods, (2) the dollar amounts of transactions on which commissions were paid during such periods that were directed to brokers providing research services ("directed transactions") and (3) the dollar amounts of commissions paid on directed transactions during such periods:

                       (1)            (2)            (3)
                     Brokerage      Directed      on Directed
                    Commissions   Transactions   Transactions
          Period        ($)           ($)            ($)
          ------    -----------   ------------   ------------
           1995         $ 5,820            $ 0            $ 0
           1996         $ 7,014            $ 0            $ 0
           1997         $11,749            $ 0            $ 0



                            DESCRIPTION OF THE TRUST

          The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

          The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

          The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

          The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

          The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

          The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

          There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

          Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

          The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

          The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE


          The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.


                                  REDEMPTIONS

                                 The procedures for redemption of Fund shares
are summarized in the Prospectus under "How to Redeem Shares."

          The redemption price will be the net asset value per share next
          ---------------------------------------------------------------
determined after the redemption request and any necessary special documentation
-------------------------------------------------------------------------------
are received by the Trust in proper form.  Proceeds resulting from a written
----------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

          The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

          A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

          As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of the Fund to pay its shareholders, as annual dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

          Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

          As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


          The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of its net short-term capital gains over net long-term capital losses; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

          A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

          Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.


          Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.

          The Fund's transactions in foreign currency-denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


          The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

          If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.


          Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

          The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


          The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


                             FINANCIAL STATEMENTS


          The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its 1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617)
482-2450.

          The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.


                     CALCULATION OF YIELD AND TOTAL RETURN

          Yield.  The Fund's yield will be computed by dividing the Fund's net
          -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

          At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

          Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

          Total Return.  Total return with respect to the Fund is a measure of
          ------------
the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.


                            PERFORMANCE COMPARISONS


          The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

          LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings
          --------------------------------
monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

          MICROPAL, INC. distributes mutual fund rankings weekly and monthly.
          --------------
The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

          MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
          -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

          CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings
          -------------------------------------
and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

          Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

          CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
          --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

          DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a
          ----------------------------
market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

          LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.  The Lehman Brothers
          -----------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

          LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed
          ------------------------------------------
rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

          LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government
          --------------------------------------
Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

          LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal
          -------------------------------------
Bond Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

          MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from
          ----------------
20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

          MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of
          -------------------------
all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

          MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch
          -----------------------------------------
Government/ Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

          MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
          -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

          RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
          ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

          SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers
          --------------------------------------------
World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

          STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra
          -------------------------------------
Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra
          ------------------------------------
Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").
          ------------------------------------------------------------------
The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

          From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                                PERFORMANCE DATA


          The manner in which yield and total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of the Fund's yield at December 31, 1997 and the Fund's total return (i) for the one-year period ended December 31, 1997 and (ii) for the period from the Fund's commencement of operations to December 31, 1997.


                               Performance Data*


                                                                          Average
                                              Average                     Annual
                                              Annual                      Total
                                           Total Return                   Return
                                             for the               from the Commencement
               Current SEC Yield        One-Year Period ended     of Operations** through
                  at 12/31/97                 12/31/97                    12/31/97
                  -----------                 --------                   --------
                     8.47%                     13.40%                    16.88%



*Performance would have been lower if the management fee had not been waived and certain other expenses had not been reimbursed by Loomis Sayles. In the absence of the expense limitation, actual yield and total return for the one year period and the period from the Fund's commencement of operations to December 31, 1997 would have been 8.43% (yield), 13.35% and 16.85%, respectively.

**Inception date of the Fund is January 17, 1995.

                                                                      APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                          Financial Planning on Wall Street
Adam Smith's Money World                    Financial Research Corp.
America On Line                             Financial Services Week
Anchorage Daily News                        Financial World
Atlanta Constitution                        Fitch Insights
Atlanta Journal                             Forbes
Arizona Republic                            Fort Worth Star-Telegram
Austin American Statesman                   Fortune
Baltimore Sun                               Fox Network and affiliates
Bank Investment Marketing                   Fund Action
Barron's                                    Fund Decoder
Bergen County Record (NJ)                   Global Finance
Bloomberg Business News                     (the) Guarantor
Bond Buyer                                  Hartford Courant
Boston Business Journal                     Houston Chronicle
Boston Globe                                INC
Boston Herald                               Indianapolis Star
Broker World                                Individual Investor
Business Radio Network                      Institutional Investor
Business Week                               International Herald Tribune
CBS and affiliates                          Internet
CDA Investment Technologies                 Investment Advisor
CFO                                         Investment Company Institute
Changing Times                              Investment Dealers Digest
Chicago Sun Times                           Investment Profiles
Chicago Tribune                             Investment Vision
Christian Science Monitor                   Investor's Daily
Christian Science Monitor News Service      IRA Reporter
Cincinnati Enquirer                         Journal of Commerce
Cincinnati Post                             Kansas City Star
CNBC                                        KCMO (Kansas City)
CNN                                         KOA-AM (Denver)
Columbus Dispatch                           LA Times
CompuServe                                  Leckey, Andrew (syndicated column)
Dallas Morning News                         Life Association News
Dallas Times-Herald                         Lifetime Channel
Denver Post                                 Miami Herald
Des Moines Register                         Milwaukee Sentinel
Detroit Free Press                          Money Magazine
Donoghues Money Fund Report                 Money Maker
Dorfman, Dan (syndicated column)            Money Management Letter
Dow Jones News Service                      Morningstar
Economist                                   Mutual Fund Market News
FACS of the Week                            Mutual Funds Magazine
Fee Adviser                                 National Public Radio
Financial News Network                      National Underwriter
Financial Planning                          NBC and affiliates

New England Business                        Value Line
New England Cable News                      Wall Street Journal
New Orleans Times-Picayune                  Wall Street Letter
New York Daily News                         Wall Street Week
New York Times                              Washington Post
Newark Star Ledger                          WBZ
Newsday                                     WBZ-TV
Newsweek                                    WCVB-TV
Nightly Business Report                     WEEI
Orange County Register                      WHDH
Orlando Sentinel                            Worcester Telegram
Palm Beach Post                             World Wide Web
Pension World                               Worth Magazine
Pensions and Investments                    WRKO
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network

                                                                      APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

 .    Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

 .    Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

 .    Specific and general investment philosophies, strategies, processes and techniques

 .    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

 .    Industry conferences at which Loomis Sayles participates

 .    Current capitalization, levels of profitability and other financial information

 .    Identification of portfolio managers, researchers, economists, principals and other staff members and employees

 .    The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

 .    Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

 .    Current and historical statistics relating to:
     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

 .    Specific and general references to industry statistics regarding 401(k)
     and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

 .    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                  LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                              April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles High Yield Fixed Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS............... -3-

MANAGEMENT OF THE TRUST....................................... -7-

INVESTMENT ADVISORY AND OTHER SERVICES........................-10-

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................-13-

DESCRIPTION OF THE TRUST......................................-14-

HOW TO BUY SHARES.............................................-17-

NET ASSET VALUE...............................................-17-

REDEMPTIONS...................................................-17-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS...-18-

FINANCIAL STATEMENTS..........................................-20-

CALCULATION OF YIELD AND TOTAL RETURN.........................-21-

PERFORMANCE COMPARISONS.......................................-22-

PERFORMANCE DATA..............................................-25-

APPENDIX A PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION...... A-1

APPENDIX B ADVERTISING AND PROMOTIONAL LITERATURE.............. B-1

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles High Yield Fixed Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------


     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represents an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.

                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


     TIMOTHY J. HUNT (66) -- Trustee. 26 Dennett Road, Marblehead, Massachusetts. Retired. Formerly, Vice President and Director of Fixed
     -------------
     Income Research, Loomis Sayles.


DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.

MARK W. HOLLAND (48) -- Treasurer. Vice President-Finance and Administration and
                        ---------
     Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
     Counsel and   Vice President, Loomis Sayles.  Formerly, Senior Counsel and
     Vice President, New England Funds, L.P.

ROBERT J.  BLANDING (50) -- Executive Vice President.  465 First Street West,
                            ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.




QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.

ROBERT K.  PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.


MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles
                         ---------------


FREDERICK E. SWEENEY, JR. (37) --Vice President.  Vice President, Loomis Sayles.
                                 ---------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis
Sayles is compensated at the rate of $10,000 per annum.   No Trustee received
compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.

                              COMPENSATION TABLE
                     for the year ended December 31, 1997

-------------------------------------------------------------------------------------------
(1)                 (2)          (3)                 (4)              (5)
Name of Person,   Aggregate      Pension or       Estimated      Total Compensation
Position         Compensation   Retirement         Annual          from Trust and Fund
                  from Trust     Benefits         Benefits Upon   Complex Paid to
                                Accrued as Part    Retirement        Trustee
                                of Fund Expenses
-------------------------------------------------------------------------------------------
Timothy J. Hunt,     $10,000        $0                  $0          $10,000
Trustee


      As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.


      As of March 31, 1998, each of Trustees of Clark University and Blue Cross Blue Shield of Massachusetts, Inc. Retirement Trust may be deemed to control the Fund because each owned of record more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and such shareholder may be able to approve such matters without the approval of any other shareholder. The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding securities as of March 31, 1998:

                                      Percentage of
Shareholder                             Address         Securities Held
--------------------------------  --------------------  ----------------

Trustees of Clark University      950 Main Street                 45.81%
                                  Worcester, MA  01610

Blue Cross Blue Shield of         100 Summer Street               32.48%
Massachusetts, Inc.               Boston, MA  02110
Retirement Income Trust

Energen Corporation Retirement    210 Sixth Ave. N.               12.38%
Income Plan                       Birmingham, AL 35203

Worcester Polytechnic Institute   100 Institute Road               8.97%
                                  Worcester, MA 01609


                    INVESTMENT ADVISORY AND OTHER SERVICES

          Advisory Agreement.  Loomis Sayles serves as investment adviser to the
          ------------------
Fund under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .60% of the Fund's average weekly net assets.

          Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

          As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.

          During the 1996 fiscal period (June 5, 1996 through December 31, 1996) and the 1997 fiscal year, Loomis Sayles received the following amount of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amount of fees for the Fund:


Period    Advisory Fees  Fee Waivers/Reimbursements
--------  -------------  --------------------------
 1996          $ 10,218                     $33,770
 1997          $125,297                     $88,172


          The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

          The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

          The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


          Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


          The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


          Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

          Custodial Arrangements.  State Street Bank and Trust Company ("State
          ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


          Independent Accountants.  The Fund's independent accountants are
          -----------------------
Coopers & Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

          In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

          Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

          Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


          The following table sets forth for the 1996 fiscal period (June 5, 1996 through December 31, 1996) and the 1997 fiscal year (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such period, (2) the dollar amount of transactions on which commissions were paid during such period that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such period:


            (1)                                  (3)
          Aggregate        (2)              Commissions
          Brokerage      Directed           on Directed
Period    Commissions($) Transactions($)    Transactions($)
--------  ------------   ---------------   ----------------
 1996        $  636           $ 0                $ 0
 1997        $6,412           $ 0                $ 0


                           DESCRIPTION OF THE TRUST

          The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

          The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

          The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

          The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

          The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

          The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

          There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

          Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

          The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

          The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE


          The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over the counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.

                                  REDEMPTIONS

          The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

          The redemption price will be the net asset value per share next
          ---------------------------------------------------------------
determined after the redemption request and any necessary special documentation
-------------------------------------------------------------------------------
are received by the Trust in proper
-----------------------------------
form. Proceeds resulting from a written redemption request will normally be
----
mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

          The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

          A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

          As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of the Fund to pay its shareholders annually, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

          Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

          As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


          The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over its net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


          A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

          Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.


          Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.

          The Fund's transactions in foreign currency-denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

          The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


          If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.


          Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

          The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


          The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS

          The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its

1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617) 482-2450.


          The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                     CALCULATION OF YIELD AND TOTAL RETURN

          Yield.  The Fund's yield will be computed by dividing the Fund's net
          -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

          At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

          Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

          Total Return.  Total Return with respect to the Fund is a measure of
          ------------
the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS


          The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

          LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings
          --------------------------------
monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

          MICROPAL, INC. distributes mutual fund rankings weekly and monthly.
          --------------
The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

          MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
          -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

          CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings
          -------------------------------------
and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain).  Weisenberger rankings do not reflect deduction of sales charges or fees.

          Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

          CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
          --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

          DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a
          ----------------------------
market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

          LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. The Lehman Brothers
          -----------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

          LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed
          ------------------------------------------
rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

          LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government
          --------------------------------------
Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

          LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal
          -------------------------------------
Bond Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

          MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from
          ----------------
20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

          MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of
          -------------------------
all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

          MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch
          -----------------------------------------
Government/ Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

          MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
          -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

          RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
          ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

          SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers
          --------------------------------------------
World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

          STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra
          -------------------------------------
Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra
          ------------------------------------
Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").
          ------------------------------------------------------------------
The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

          From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the

Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                               PERFORMANCE DATA


          The manner in which yield and total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of the Fund's yield at December 31, 1997 and the Fund's total return (I) for the one-year period ended December 31, 1997 and (ii) for the period from the Fund's commencement of operations to December 31, 1997.

                               Performance Data*


                                        Average Annual
                     Average Annual     Total Return
                     Total Return       from the
                     for the One-Year   Commencement of
Current SEC Yield    Period Ended       Operations** through
at 12/31/97             12/31/97             12/31/97
-------------------     --------             --------
9.96%                     8.84%               10.59%
------------------------------------------------------------



* Performance would have been lower if the management fee had not been waived and certain other expenses had not been reimbursed by Loomis Sayles. In the absence of the expense limitation, actual yield and total return would have been 9.61% (yield), and 8.42% and 9.65% for the one-year period ended December 31, 1997 and for the period from the Fund's commencement of operations to December 31, 1997, respectively.

** Inception date of the Fund is June 5, 1996.

                                                                      APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                        Financial Planning
Adam Smith's Money World                  Financial Planning on
America On Line                           Financial Research Corp
Anchorage Daily News                      Financial Services Week
Atlanta Constitution                      Financial World
Atlanta Journal                           Fitch Insights
Arizona Republic                          Forbes
Austin American Statesman                 Fort Worth Star-Telegr
Baltimore Sun                             Fortune
Bank Investment Marketing                 Fox Network and affiliates
Barron's                                  Fund Action
Bergen County Record (NJ)                 Fund Decoder
Bloomberg Business News                   Global Finance
Bond Buyer                                (the) Guarantor
Boston Business Journal                   Hartford Courant
Boston Globe                              Houston Chronicle
Boston Herald                             INC
Broker World                              Indianapolis Star
Business Radio Network                    Individual Investor
Business Week                             Institutional Investor
CBS and affiliates                        International Herald T
CDA Investment Technologies               Internet
CFO                                       Investment Advisor
Changing Times                            Investment Company Institute
Chicago Sun Times                         Investment Dealers Dig
Chicago Tribune                           Investment Profiles
Christian Science Monitor                 Investment Vision
Christian Science Monitor News Service    Investor's Daily
Cincinnati Enquirer                       IRA Reporter
Cincinnati Post                           Journal of Commerce
CNBC                                      Kansas City Star
CNN                                       KCMO (Kansas City)
Columbus Dispatch                         KOA-AM (Denver)
CompuServe                                LA Times
Dallas Morning News                       Leckey, Andrew (syndic
Dallas Times-Herald                       Life Association News
Denver Post                               Lifetime Channel
Des Moines Register                       Miami Herald
Detroit Free Press                        Milwaukee Sentinel
Donoghues Money Fund Report               Money Magazine
Dorfman, Dan (syndicated column)          Money Maker
Dow Jones News Service                    Money Management Letter
Economist                                 Morningstar
FACS of the Week                          Mutual Fund Market New
Fee Adviser                               Mutual Funds Magazine
Financial News Network                    National Public Radio

National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report

USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                                                      APPENDIX B

                    ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

B Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

     Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

     Specific and general investment philosophies, strategies, processes and techniques

     Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

     Industry conferences at which Loomis Sayles participates

     Current capitalization, levels of profitability and other financial information

     Identification of portfolio managers, researchers, economists, principals and other staff members and employees

     The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

     Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

     Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund

     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

     Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

     Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES INVESTMENT TRUST

             LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Intermediate Duration Fixed Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................   -3-

MANAGEMENT OF THE TRUST........................................   -8-

INVESTMENT ADVISORY AND OTHER SERVICES.........................  -10-

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................  -12-

DESCRIPTION OF THE TRUST.......................................  -13-

HOW TO BUY SHARES..............................................  -16-

NET ASSET VALUE................................................  -16-

REDEMPTIONS....................................................  -17-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS....  -17-

CALCULATION OF YIELD AND TOTAL RETURN..........................  -20-

PERFORMANCE COMPARISONS........................................  -21-

APPENDIX A
       PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION..........  A-1

APPENDIX B
       ADVERTISING AND PROMOTIONAL LITERATURE..................  B-1

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Intermediate Duration Fixed Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments."
The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan. )

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940, as amended (the "1940 Act"), from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. Although it is impossible to predict with certainty, it is expected that the annual portfolio turnover rate for the first full fiscal year of the Fund will not exceed 100%. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates involve higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represent interests in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers.
Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

     Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.


                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        -------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.


DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.


MARK W. HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                        ---------
     and Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
     Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.


ROBERT J. BLANDING (50) -- Executive Vice President.  465 First Street West,
                           ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.

QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.


ROBERT K. PAYNE (55) --  Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.


MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles.
                         ---------------


FREDERICK E. SWEENEY, JR. (37) -- Vice President. Vice President, Loomis
Sayles.
                                 ---------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment
Associates.


JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles will be compensated at the rate of $10,000 per annum. No Trustee will receive compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.


                              COMPENSATION TABLE
                     for the year ended December 31, 1997

-------------------------------------------------------------------------------------------
       (1)                (2)            (3)            (4)              (5)
  Name of Person,       Aggregate      Pension or    Estimated    Total Compensation

   Position           Compensation       Retirement         Annual      from Trust and Fund
                       from Trust         Benefits         Benefits       Complex Paid
                                         Accrued as          Upon          to Trustee
                                        Part of Fund      Retirement
                                          Expenses
-----------------------------------------------------------------------------------------------
Timothy J. Hunt,        $10,000              $0               $0             $10,000
Trustee


         As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.


         As of December 31, 1997, the Fund had not yet commenced operations.


         As of March 31, 1998, Trustees of Clark University may be deemed to control the Fund because it owned of record more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholder. The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding securities as of March 31, 1998:


         Shareholder                  Address          Percentage of Shares Held
         -----------                  -------          -------------------------

  Trustees of Clark University    950 Main Street                 100%
                                  Worcester, MA 01610



                    INVESTMENT ADVISORY AND OTHER SERVICES

         Advisory Agreement.  Loomis Sayles serves as investment adviser to the
         ------------------
Fund under an advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .40% of the Fund's average weekly net assets.

         Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

         As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.

         The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

         The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

         The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company and the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company.
Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


         The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of

Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.


         Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

         Custodial Arrangements.  State Street Bank and Trust Company ("State
         ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


         Independent Accountants.  The Fund's independent accountants are
         -----------------------
Coopers & Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

         In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

          Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

          Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


                           DESCRIPTION OF THE TRUST

          The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

          The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

          The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

          The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

          The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

          The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.


          There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

          Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

          The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

          The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE


          The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.

                                  REDEMPTIONS

          The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

          The redemption price will be the net asset value per share next
          ---------------------------------------------------------------
determined after the redemption request and any necessary special documentation
-------------------------------------------------------------------------------
are received by the Trust in proper form.  Proceeds resulting from a written
----------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

          The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

          A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

          As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes," it is the policy of the Fund to pay its shareholders monthly, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

          Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the

Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

          As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


          The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


          A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

          Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.


          Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions.
If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.


          The Fund's transactions in foreign currency-denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


          The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


          If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to market straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.

          Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

          The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


          The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


                     CALCULATION OF YIELD AND TOTAL RETURN

          Yield.  The Fund's yield will be computed by dividing the Fund's net
          -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

          At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

          Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

          Total Return.  Total return with respect to the Fund is a measure of
          ------------
the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS


          The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(I) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

          LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings
          --------------------------------
monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

          MICROPAL, INC. distributes mutual fund rankings weekly and monthly.
          --------------
The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

          MORNINGSTAR, INC. distributes mutual fund ratings twice a month.  The
          -----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges.

Performance is adjusted using quantitative techinques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subject criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc


          CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings
          -------------------------------------
and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain).  Weisenberger rankings do not reflect deduction of sales charges or fees.

          Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

          CONSUMER PRICE INDEX.  The Consumer Price Index, published by the U.S.
          --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

          DOW JONES INDUSTRIAL AVERAGE.  The Dow Jones Industrial Average is a
          ----------------------------
market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

          LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.  The Lehman
          ------------------------------------------------
Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

          LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX.  The Index contains fixed
          ------------------------------------------
rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

          LEHMAN BROTHERS GOVERNMENT BOND INDEX.  The Lehman Brothers Government
          --------------------------------------
Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

          LEHMAN BROTHERS MUNICIPAL BOND INDEX.  The Lehman Brothers Municipal
          -------------------------------------
Bond Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

          MSCI-EAFE INDEX.  The MSCI-EAFE Index contains over 1000 stocks from
          ----------------
20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

          MSCI-EAFE EX-JAPAN INDEX.  The MSCI-EAFE ex-Japan Index consists of
          -------------------------
all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

          MERRILL LYNCH GOVERNMENT/CORPORATE INDEX.  The Merrill Lynch
          -----------------------------------------
Government/ Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

          MERRILL LYNCH HIGH YIELD INDEX.  The Merrill Lynch High Yield Index
          -------------------------------
includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

          RUSSELL 2000 INDEX.  The Russell 2000 Index is comprised of the 2000
          ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

          SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX.  The Salomon Brothers
          --------------------------------------------
World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

          STANDARD & POOR'S/BARRA GROWTH INDEX.  The Standard & Poor's/Barra
          -------------------------------------
Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S/BARRA VALUE INDEX.  The Standard & Poor's/Barra
          ------------------------------------
Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

          STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500").
          ------------------------------------------------------------------
The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

          From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                                                                      APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                           Financial Research Corp.
Adam Smith's Money World                     Financial Services Week
America On Line                              Financial World
Anchorage Daily News                         Fitch Insights
Atlanta Constitution                         Forbes
Atlanta Journal                              Fort Worth Star-Telegram
Arizona Republic                             Fortune
Austin American Statesman                    Fox Network and affiliates
Baltimore Sun                                Fund Action
Bank Investment Marketing                    Fund Decoder
Barron's                                     Global Finance
Bergen County Record (NJ)                    (the) Guarantor
Bloomberg Business News                      Hartford Courant
Bond Buyer                                   Houston Chronicle
Boston Business Journal                      INC
Boston Globe                                 Indianapolis Star
Boston Herald                                Individual Investor
Broker World                                 Institutional Investor
Business Radio Network                       International Herald Tribune
Business Week                                Internet
CBS and affiliates                           Investment Advisor
CDA Investment Technologies                  Investment Company Institute
CFO                                          Investment Dealers Digest
Changing Times                               Investment Profiles
Chicago Sun Times                            Investment Vision
Chicago Tribune                              Investor's Daily
Christian Science Monitor                    IRA Reporter
Christian Science Monitor News Service       Journal of Commerce
Cincinnati Enquirer                          Kansas City Star
Cincinnati Post                              KCMO (Kansas City)
CNBC                                         KOA-AM (Denver)
CNN                                          LA Times
Columbus Dispatch                            Leckey, Andrew (syndicated column)
CompuServe                                   Life Association News
Dallas Morning News                          Lifetime Channel
Dallas Times-Herald                          Miami Herald
Denver Post                                  Milwaukee Sentinel
Des Moines Register                          Money Magazine
Detroit Free Press                           Money Maker
Donoghues Money Fund Report                  Money Management Letter
Dorfman, Dan (syndicated column)             Morningstar
Dow Jones News Service                       Mutual Fund Market News
Economist                                    Mutual Funds Magazine
FACS of the Week                             National Public Radio
Fee Adviser                                  National Underwriter
Financial News Network                       NBC and affiliates
Financial Planning                           New England Business
Financial Planning on Wall Street            New England Cable News

New Orleans Times-Picayune                   Wall Street Letter
New York Daily News                          Wall Street Week
New York Times                               Washington Post
Newark Star Ledger                           WBZ
Newsday                                      WBZ-TV
Newsweek                                     WCVB-TV
Nightly Business Report                      WEEI
Orange County Register                       WHDH
Orlando Sentinel                             Worcester Telegram
Palm Beach Post                              World Wide Web
Pension World                                Worth Magazine
Pensions and Investments                     WRKO
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal

                                                                      APPENDIX B
                    ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

[_] Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

[_] Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

[_] Specific and general investment philosophies, strategies, processes and techniques

[_] Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

[_]  Industry conferences at which Loomis Sayles participates

[_] Current capitalization, levels of profitability and other financial information

[_] Identification of portfolio managers, researchers, economists, principals and other staff members and employees

[_] The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

[_] Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

[_]  Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

[_] Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

[_] Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

                        LOOMIS SAYLES INVESTMENT TRUST

               LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                April 22, 1998



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus (the "Prospectus") of Loomis Sayles Investment Grade Fixed Income Fund, a series of Loomis Sayles Investment Trust, dated April 22, 1998, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Loomis Sayles Investment Trust, One Financial Center, Boston, Massachusetts 02111.

                               TABLE OF CONTENTS
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS......................  -3-

MANAGEMENT OF THE TRUST..............................................  -7-

INVESTMENT ADVISORY AND OTHER SERVICES............................... -10-

PORTFOLIO TRANSACTIONS AND BROKERAGE................................. -13-

DESCRIPTION OF THE TRUST............................................. -14-

HOW TO BUY SHARES.................................................... -17-

NET ASSET VALUE...................................................... -17-

REDEMPTIONS.......................................................... -18-

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS.......... -19-

FINANCIAL STATEMENTS................................................. -21-

CALCULATION OF YIELD AND TOTAL RETURN................................ -22-

PERFORMANCE COMPARISONS.............................................. -22-

PERFORMANCE DATA..................................................... -25-

APPENDIX APUBLICATIONS THAT MAY CONTAIN FUND INFORMATION.............  A-1

APPENDIX BADVERTISING AND PROMOTIONAL LITERATURE.....................  B-1

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

     The investment objective and policies of the Loomis Sayles Investment Grade Fixed Income Fund (the "Fund"), a series of Loomis Sayles Investment Trust (the "Trust"), are summarized in the Prospectus under "Investment Objective and Policies" and "More Information About the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the Fund's investment adviser, subject to review and approval by the Trust's board of trustees (the "Trustees"), without shareholder approval except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

     In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

     The Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

     *(4) Change its classification pursuant to Section 5(b) of the Investment
          Company Act of 1940 (the "1940 Act") from a "diversified" to "non-diversified" management investment company.

     *(5) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.)

     *(6) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     *(7) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(8) Issue senior securities other than any borrowing permitted by restriction (6) above. (For the purposes of this restriction none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts or any other derivative investments to the extent that Loomis Sayles determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC") or its staff.)

     Although the Fund has no current intention of investing in repurchase agreements, the Fund intends, based on the views of the staff of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (7) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

Portfolio Turnover
------------------

     Portfolio turnover considerations will not limit Loomis Sayles's investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover rates may result in higher costs such as higher brokerage commissions and higher levels of taxable gain. See "Portfolio Transactions and Brokerage" for a description of Loomis Sayles's brokerage practices and "Income Dividends, Capital Gain Distributions and Tax Status" for more information about the tax consequences of investing in the Fund.

U.S. Government Securities
--------------------------

     U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.


     .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury which
          -------------------
are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.


     .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S.
          -----------------------------
Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
          -------------
mortgagee which represent interests in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is
          -------------
a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC")
          --------------
is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     As described in the Prospectus, U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed income securities. Like other fixed income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities
----------------------

     As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds
-----------------

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligations or for an initial period after the issuance of the obligations. Such bonds are issued and traded at discounts from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because an investor investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements
---------------------

     The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Rule 144A Securities
--------------------

     The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trustees, that a particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of marketplace trades therefor.


                            MANAGEMENT OF THE TRUST

     The trustee and officers of the Trust and their principal occupations during the past five years are as follows:


TIMOTHY J. HUNT (66) -- Trustee.  26 Dennett Road, Marblehead, Massachusetts.
                        -------
     Retired. Formerly, Vice President and Director of Fixed Income Research, Loomis Sayles.

DANIEL J. FUSS (64) -- President.  Executive Vice President and Director, Loomis
                       ---------
Sayles.


MARK W.  HOLLAND (48) -- Treasurer.  Vice President-Finance and Administration
                         ---------
     and Director, Loomis Sayles.


SHEILA M. BARRY (52) -- Secretary and Compliance Officer.  Assistant General
                        --------------------------------
Counsel and   Vice President, Loomis Sayles.  Formerly, Senior Counsel and Vice
President, New England   Funds, L.P.


ROBERT J.  BLANDING (50) -- Executive Vice President.  465 First Street West,
                            ------------------------
     Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.


WILLIAM F. CAMP (36) -- Vice President.  1533 North Woodward, Bloomfield Hills,
                        --------------
     Michigan. Vice President, Loomis Sayles. Formerly, Portfolio Manager, Kmart Corporation.

QUENTIN P. FAULKNER (59) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


KATHLEEN C. GAFFNEY (36) -- Vice President.  Vice President, Loomis Sayles.
                            --------------


JEFFREY L. MEADE (47) -- Vice President.  Chief Operating Officer, Executive
                         --------------
     Vice President and Director, Loomis Sayles.

ROBERT K.  PAYNE (55) -- Vice President.  555 California Street, San Francisco,
                         --------------
     California. Vice President, Loomis Sayles.


ANTHONY J. WILKINS (56) -- Vice President.  Vice President and Director, Loomis
                           --------------
Sayles.


MARI J. SUGAHARA (33) -- Vice President.  Vice President, Loomis Sayles
                         ---------------


FREDERICK E. SWEENEY, JR. (37) --Vice President.  Vice President, Loomis Sayles.
                                 ---------------
     Formerly, served as an Investment Consultant at Meketa Investment Group and prior to that served as Vice President of New England Investment Associates.

JOHN F. YEAGER (34) -- Vice President.  Vice President, Loomis Sayles.
                       --------------
     Formerly, Vice President-Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

     Previous positions during the past five years with Loomis Sayles are omitted, if not materially different from the positions listed. Except as indicated above, the address of each officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts 02111.

     The Trust pays no compensation to its officers listed above who are interested persons of the Trust. Each Trustee who is not affiliated with Loomis Sayles is compensated at the rate of $10,000 per annum. No Trustee received compensation from any other investment company which is advised by Loomis Sayles or its affiliates or which holds itself out to investors as being related to the Trust.


                              COMPENSATION TABLE
                     for the year ended December 31, 1997

-----------------------------------------------------------------------------------------------
     (1)                 (2)             (3)               (4)                  (5)

Name of Person,       Aggregate      Pension or         Estimated        Total Compensation
   Position         Compensation     Retirement           Annual         from Trust and Fund
                     from Trust       Benefits         Benefits Upon       Complex Paid to
                                   Accrued as Part      Retirement            Trustee
                                   of Fund Expenses
----------------------------------------------------------------------------------------------
Timothy J. Hunt,     $10,000            $0                 $0                $10,000
Trustee



      As of the date hereof, the Trustee and officers as a group owned less than 1% of the outstanding shares of the Fund.


      The following table sets forth the name, address and percentage ownership of each holder of 5% or more of the Fund's outstanding securities as of March 31, 1998.


                                                                 Percentage of
     Shareholder                        Address                  Shares Held
     -----------                        -------                  -----------
     Peabody Essex Museum               East India Square           19.06%

     Salem, MA  01970

     Wichita State University              1845 Fairmount                10.66%
     Endowment Association                 Wichita, KS 67260

     Local 522 Pension Fund                139-16 91st Avenue            10.60%
     Jamaica, NY  11435

     Jupiter & Co.                         P.O. Box 9130, FPG 90         10.54%
     Boston, MA  02117-9130

     Braintree Contributory                71 Cleveland Avenue            9.51%
     Retirement System                     Braintree, MA 02184

     Light &Co.                            P.O. Box 1596                  7.44%
     Baltimore, MD 21203-1596

     The Deaconess Foundation              211 N. Broadway                5.69%
     Suite 1260
     St. Louis, MO 63102

     Harrington Memorial                   100 South Street               5.03%
     Hospital Endowment                    Southbridge, MA  01550


                    INVESTMENT ADVISORY AND OTHER SERVICES

     Advisory Agreement. Loomis Sayles serves as investment adviser to the Fund
     ------------------
under an
advisory agreement with the Trust dated August 30, 1996. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Trustees. Loomis Sayles furnishes, at its own expense, all necessary office space, office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at the annual rate of .40% of the Fund's average weekly net assets.

     Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess.

     As described in the Prospectus, Loomis Sayles has voluntarily undertaken for an indefinite period to limit the Fund's total operating expenses. These arrangements may be modified or terminated by Loomis Sayles at any time, subject to prior notice to shareholders.


     During the 1995, 1996 and 1997 fiscal years, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and waived and reimbursed the following amounts of fees for the Fund:



     Period              Advisory Fees       Fee Waivers/Reimbursements
     ------              --------------      --------------------------
      1995                  $ 39,508                  $38,911
      1996                  $124,447                  $47,712
      1997                  $244,179                  $85,697


     The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust or Loomis Sayles, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement may be terminated without penalty by vote of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to

Loomis Sayles, or by Loomis Sayles upon ninety days' written notice to the Trust, and it terminates automatically in the event of its assignment, as that term is defined in the 1940 Act. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" or "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles, cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     Loomis Sayles acts as investment adviser to the seventeen series of the Loomis Sayles Funds, each a series of a registered open-end diversified management investment company. Loomis Sayles acts as investment adviser or sub-adviser to New England Star Advisers Fund, New England Value Fund, New England Balanced Fund and New England Strategic Income Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Funds Trust II, a registered open-end investment management company, New England Equity Income Fund, a one series of New England Funds Trust III, a registered open-end management investment company and to the Balanced Series and the Small Cap Series of New England Zenith Funds, which is also a registered open-end management investment company. Loomis Sayles also provides investment advice to numerous other corporate and fiduciary clients.


    The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

     Officers of the Trust who hold positions with Loomis Sayles are listed under "Management of the Trust" in this Statement of Additional Information. Certain officers of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Trustee that the desirability of retaining Loomis Sayles as investment adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

     Custodial Arrangements. State Street Bank and Trust Company ("State
     ----------------------
Street"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


     Independent Accountants. The Fund's independent accountants are Coopers &
     -----------------------
Lybrand L.L.P. ("Coopers & Lybrand"), One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand conducts an annual audit of the Trust's financial statements and financial highlights, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions are carried out through broker-dealers who make the primary market for securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid for a transaction. However, the Fund will only pay commissions that Loomis Sayles believes to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles's expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.


     The following table sets forth for the 1995, 1996 and 1997 fiscal years (1) the aggregate dollar amounts of brokerage commissions paid on portfolio transactions during such periods, (2) the dollar amounts of transactions on which commissions were paid during such periods that were directed to brokers providing research services ("directed transactions") and (3) the dollar amounts of commissions paid on directed transactions during such periods:


          (1)            (2)            (3)
          Aggregate                     Commissions
          Brokerage      Directed       on Directed
          Commissions    Transactions   Transactions
Period    ($)            ($)            ($)
------    -----------    ------------   ------------
1995         $2,516           $ 0            $0
1996         $1,240           $ 0            $0
1997         $1,192           $ 0            $0


                           DESCRIPTION OF THE TRUST

     The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 23, 1993.

     The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all series.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to subdivide any series of shares into classes, this flexibility is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the Trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
As a matter of policy, however, the Trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund, respectively.

Voting Rights
-------------

   As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with a fractional vote for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote for each series or sub-series shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters exclusively affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series. Voting rights are not cumulative.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust, (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value) and (iii) to issue shares of the Trust in one or more series, and to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the Trustees may designate.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               HOW TO BUY SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are summarized in the Prospectus under "How to Purchase Shares."

                                NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made at least weekly and as of the close of regular trading on the New York Stock Exchange (the "Exchange") on any day on which an order for purchase or redemption of the Fund's shares is received and on which the Exchange is open for unrestricted trading. During the twelve months following the date of this Statement of Additional Information, the Exchange is expected to be closed on the following weekdays: Memorial Day as observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's

Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships among securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith or in accordance with procedures approved by the Trustees.


                                  REDEMPTIONS

     The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

     The redemption price will be the net asset value per share next determined
     --------------------------------------------------------------------------
after the redemption request and any necessary special documentation are
------------------------------------------------------------------------
received by the Trust in proper form. Proceeds resulting from a written
------------------------------------
redemption request will normally be mailed to you within seven days after receipt of your request in good order. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

     As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes," it is the policy of the Fund to pay its shareholders monthly, as dividends, substantially all of the Fund's net income and to distribute to its shareholders annually substantially all net realized capital gains, if any, after offset by any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for an election to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

     As required by federal law, information concerning the federal tax status of distributions from the Fund will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.


     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute each year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over its net long-term capital losses for such year; and (iii) at the end of each fiscal quarter hold at least 50% of the value of its total assets in cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


     A nondeductible excise tax will be imposed at the rate of 4% on the excess, if any, of the Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund is permitted to so elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Dividends and distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Dividends and distributions on Fund shares received shortly after their purchase, although economically a return of capital, are subject to federal income taxes as described herein and in the Prospectus to the extent the dividends and distributions do not exceed the Fund's current and accumulated earnings and profits.


     Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will generally be long-term capital gain or loss, and will otherwise be short-term capital gain or loss. In general, any long term gains realized upon a taxable disposition of shares will be subject to a maximum tax rate of either 28% or 20% depending on the shareholder's holding period in the Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, all or a portion of any loss will be disallowed on the taxable disposition of Fund shares if the shareholder acquires other shares of the Fund within 30 days before or after the disposition.

     The Fund's transactions in foreign currency-denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.


     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, market-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner to believed to be in the best interests of the Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the regulations thereunder currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action, respectively.


     Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS


     The Report of Independent Accountants, financial highlights and financial statements of the Fund included in its 1997 Annual Report are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing Loomis Sayles, One Financial Center, Boston, Massachusetts 02111 or telephoning (617) 482-2450.


     The financial highlights included in the Prospectus under the headings "Financial Highlights" and "Prior Performance" and incorporated by reference into this Statement of Additional Information and the financial statements and financial highlights contained in the Fund's 1997 Annual Report and incorporated by reference into this Statement of Additional Information have both been audited by Coopers & Lybrand L.L.P., independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                     CALCULATION OF YIELD AND TOTAL RETURN

     Yield.  The Fund's yield will be computed by dividing the Fund's net
     -----
investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objective and policies of the Fund.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Total Return. Total return with respect to the Fund is a measure of the
     ------------
change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS


     The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly.
     --------------------------------
The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MICROPAL, INC. distributes mutual fund rankings weekly and monthly. The
     -------------
rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The
     ----------------
ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/WEISENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is
     -------------------------------------
distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

     CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S.
     --------------------
Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market
     ----------------------------
value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX. The Lehman Brothers
     -----------------------------------------------
Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX. The Index contains fixed rate
     -----------------------------------------
debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

     LEHMAN BROTHERS GOVERNMENT BOND INDEX. The Lehman Brothers Government Bond
     -------------------------------------
Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

     LEHMAN BROTHERS MUNICIPAL BOND INDEX. The Lehman Brothers Municipal Bond
     ------------------------------------
Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

     MSCI-EAFE INDEX. The MSCI-EAFE Index contains over 1000 stocks from 20
     ---------------
different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

     MSCI-EAFE EX-JAPAN INDEX. The MSCI-EAFE ex-Japan Index consists of all
     ------------------------
stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

     MERRILL LYNCH GOVERNMENT/CORPORATE INDEX. The Merrill Lynch Government/
     ----------------------------------------
Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

     MERRILL LYNCH HIGH YIELD INDEX. The Merrill Lynch High Yield Index includes
     ------------------------------
over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

     RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000
     ------------------
smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

     SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX. The Salomon Brothers World
     --------------------------------------------
Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     STANDARD & POOR'S/BARRA GROWTH INDEX. The Standard & Poor's/Barra Growth
     ------------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value
     -----------------------------------
Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

     STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "S&P 500"). The S&P
     -----------------------------------------------------------------
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

     From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Fund may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                               PERFORMANCE DATA

     The manner in which yield and total return of the Fund will be calculated for public use is described above. The following table summarizes the calculation of the Fund's yield at December 31, 1997 and the Fund's total return (i) for the one-year period ended December 31, 1997, (ii) for the three-year period ended December 31, 1997 and (iii) for the period from the commencement of operations to December 31, 1997.


                               Performance Data*

                         Average               Average             Average
                         Annual                 Annual            Annual Total
                      Total Return           Total Return            Return
                         for the                for the             from the
                         One-Year Period   Three-Year Period    Commencement of
Current SEC Yield          ended                 ended        Operations-through
   at 12/31/97            12/31/97              12/31/97             12/31/97
-------------------       --------              --------             --------
7.26%                       10.60%            16.90%               14.22%




*Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of the expense limitation, actual yield and total return would have been 7.15% (yield), and 10.46%, 16.73% and 13.97% for the one-year period ended December 31, 1997, the three-year period ended December 31, 1997 and for the period from the Fund's commencement of operations to December 31, 1997, respectively.

**Inception date of the Fund is July 1, 1994.

                                                                      APPENDIX A
                PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street

Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News

New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal

Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                                                      APPENDIX B
                    ADVERTISING AND PROMOTIONAL LITERATURE

Loomis Sayles Investment Trust advertising and promotional material may include, but is not limited to, discussions of the following information:

 .    Loomis Sayles Investment Trust's participation in wrap fee and no transaction fee programs

 .    Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients

 .    Specific and general investment philosophies, strategies, processes and techniques

 .    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

 .    Industry conferences at which Loomis Sayles participates

 .    Current capitalization, levels of profitability and other financial information

 .    Identification of portfolio managers, researchers, economists, principals and other staff members and employees

 .    The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

 .    Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

 .   Current and historical statistics relating to:

     -total dollar amount of assets managed
     -Loomis Sayles assets managed in total and by Fund
     -the growth of assets
     -asset types managed

     References may be included in Loomis Sayles Investment Trust's advertising and promotional literature about 401(k) and retirement plans, if any, that offer the Fund. The information may include, but is not limited to:

 .    Specific and general references to industry statistics regarding 401(k)
     and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

 .    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as a 401(k) or retirement plan funding vehicle produced by industry authorities, research organizations and publications.

Part C.        OTHER INFORMATION
               -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)  Financial statements:

               See the sections entitled "Financial Highlights" and "Prior Performance" in the Prospectus.

               See the section entitled "Financial Statements" in the Statements of Additional Information for each of the Loomis Sayles Investment Grade Fixed Income Fund, and Loomis Sayles Fixed Income Fund, Loomis Sayles California Tax-Free Income Fund, Loomis Sayles Core Growth Fund, Loomis Sayles High Yield Fixed Income Fund and Loomis Sayles Core Fixed Income Fund.

          (b)  Exhibits:


               1.   Agreement and Declaration of Trust.


               2.   By-Laws.

               3.   Not applicable.

               4.   Not applicable.


               5a. Investment Advisory Agreement between the Trust and Loomis Sayles Investment Grade Fixed Income Fund.(1)


               5b. Investment Advisory Agreement between the Trust and Loomis Sayles Fixed Income Fund.(1)


               5c. Investment Advisory Agreement between the Trust and Loomis Sayles California Tax-Free Income Fund.(1)

               5d. Investment Advisory Agreement between the Trust and the Loomis Sayles Core Growth Fund.(1)


               5e. Investment Advisory Agreement between the Trust and Loomis Sayles High Yield Fixed Income Fund.(1)


               5f. Investment Advisory Agreement between the Trust and Loomis Sayles Core Fixed Income Fund. (1)

               6.   Not applicable.

               7.   Not applicable.


               8.   Form of Custodian Agreement.


               9.   Form of Transfer Agency Agreement.


               10.  Opinion and Consent of Counsel.(2)


               11.  Consent of Independent Accountants.

               12.  Not applicable.

               13.  Not applicable.

               14.  Not applicable.

               15.  Not applicable.


               16.  Schedule for Computation of Performance Information.(2)


               17a. Financial Data Schedule for the Loomis Sayles Investment
                    Grade Fixed Income Fund.

               17b. Financial Data Schedule for the Loomis Sayles Fixed Income
                    Fund.


               17c. Financial Data Schedule for the Loomis Sayles California
                    Tax-Free Income Fund.


               17d. Financial Data Schedule for the Loomis Sayles Core Growth
                    Fund.


               17e. Financial Data Schedule for the Loomis Sayles High Yield
                    Fixed Income Fund.


               17f. Financial Data Schedule for the Loomis Sayles Core Fixed
                    Income Fund.

               18.  Not applicable.


               19.  Powers of Attorney.(3)


--------------------------------------------------------------------------------
(1) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 8 to this Registration Statement filed with the Commission on November 13, 1996.


(2) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 9 to this Registration Statement filed with the Commission on March 7, 1997.


(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 11 to this Registration Statement filed with the Commission on September 5, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

              Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

                    (1)                                (2)

                                                       Number of Record Holders
            Title of Series                              (as of March 31, 1998)
            ---------------                              ----------------------
Loomis Sayles California Tax-Free Income Fund                      29
Loomis Sayles Core Fixed Income Fund                               12
Loomis Sayles Core Growth Fund                                      6
Loomis Sayles Fixed Income Fund                                    28
Loomis Sayles High Yield Fixed Income Fund                          6
Loomis Sayles Intermediate Duration Fixed Income Fund               2
Loomis Sayles Investment Grade Fixed Income Fund                   17


Item 27.  Indemnification
          ---------------

          Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Registrant's By-Laws (Exhibit 2 hereto) provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------


          Loomis Sayles, the investment adviser of the Registrant, provides investment advice to seventeen series of the Loomis Sayles Funds, six series of New England Funds Trust I, one series of New England Funds Trust II, one series of New England Funds Trust III and two series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.


          The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

Item 29.  Principal Underwriters
          ----------------------

          Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          The following companies maintain possession of the documents required by the specified rules:

          (a)  Registrant
               Rule 31a-1(b)(4), (9), (10), (11)
               Rule 31a-2(a)

          (b)  State Street Bank and Trust Company
               225 Franklin Street
               Boston, MA 02110
               Rule 31a-1(a)
               Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
               Rule 31a-2(a)


          (C)  Loomis, Sayles & Company, L.P.
               One Financial Center
               Boston, MA 02111
               Rule 31a-1(f)
               Rule 31a-2(e)

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


          (b) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(C) of the Investment Company Act of 1940.

          (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of the Registrant's Agreement and Declaration of Trust and By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                             * * * * * * * * * * *

                                    NOTICE

     A copy of the Agreement and Declaration of Trust of Loomis Sayles Investment Trust (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston and notice is hereby given that this instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 21st day of April, 1998.

                                        LOOMIS SAYLES INVESTMENT TRUST


                                        By:     DANIEL J. FUSS*
                                           -------------------------------------
                                                Daniel J. Fuss
                                                President

                                        *By:    MARK W. HOLLAND
                                           -------------------------------------
                                                Mark W. Holland
                                                Attorney in fact pursuant to a
                                                power of attorney filed herewith

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                 TITLE                    DATE
DANIEL J. FUSS*           President                April 21, 1998
------------------
Daniel J. Fuss            (principal executive
                          officer)

MARK W. HOLLAND           Treasurer                April 21, 1998
------------------
Mark W. Holland           (principal financial
                          and accounting officer)

TIMOTHY J. HUNT*          Trustee                  April 21, 1998
------------------
Timothy J. Hunt


*By: MARK W. HOLLAND
    -----------------------
     Mark W. Holland
     Attorney-in-fact pursuant to
     a power of attorney filed herewith

                        LOOMIS SAYLES INVESTMENT TRUST


                               Index to Exhibits

Exhibit No.    Description
----------     -----------


1              Agreement and Declaration of Trust


2              By-Laws


8              Form of Custodian Agreement


9              Form of Transfer Agency Agreement

11             Consent of Independent Accountants




17a Financial Data Schedule for the Loomis Sayles Investment Grade Fixed Income Fund

17b            Financial Data Schedule for the Loomis Sayles Fixed Income Fund

17c            Financial Data Schedule for the Loomis Sayles California Tax-Free
               Income Fund

17d            Financial Data Schedule for the Loomis Sayles Core Growth Fund

17e            Financial Data Schedule for the Loomis Sayles High Yield Fixed
               Income Fund

17f            Financial Data Schedule for the Loomis Sayles Core Fixed Income
               Fund